UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: July 31

Date of reporting period: July 31, 2008

ITEM 1.	REPORT TO STOCKHOLDERS.

  The Annual Report to Stockholders is filed herewith.

ANNUAL REPORT / JULY 31, 2008

Legg Mason Partners

Diversified Strategic Income Fund

Managed by	WESTERN ASSET

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks high current income.

What’s inside

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Fund’s subadvisers. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

Economic growth in the U.S. was mixed during the 12-month reporting period ended July 31, 2008. Looking back, third quarter 2007 U.S. gross domestic product (“GDP”)i growth was a very strong 4.8%. However, continued weakness in the housing market, an ongoing credit crunch and soaring oil and food prices then took their toll on the economy as fourth quarter 2007 GDP declined 0.2%. The economy then expanded 0.9% during the first quarter of 2008, and the preliminary estimate for second quarter GDP growth was 3.3%. In recent months, the economy was supported by strong exports and consumer spending, the latter of which was aided by the government’s tax rebate checks.

While the economy may not fall into a recession, it is a moot point for many Americans, as the job market continues to weaken and energy and food prices remain elevated. In terms of the employment picture, the U.S. Department of Labor reported that payroll employment declined in each of the first seven months of 2008, and the unemployment rate rose to 5.7% in July, its highest level since March 2004. After oil reached a record $147 a barrel on July 11, 2008, it fell to $123 as of July 31, 2008, which represented an approximate 60% increase from the price as of July 31, 2007.

Ongoing issues related to the housing and subprime mortgage markets and seizing credit markets prompted the Federal Reserve Board (“Fed”)ii to take aggressive and, in some cases, unprecedented actions. Beginning in September 2007, the Fed reduced the federal funds rateiii from 5.25% to 4.75%. This marked the first such reduction since June 2003. The Fed then reduced the federal funds rate on six additional occasions through April 2008, bringing the federal funds rate to 2.00%. The Fed then shifted gears in the face of mounting inflationary prices and a weakening U.S. dollar. At its latest meetings that took place in June and August (after the reporting period ended), the Fed held rates steady. In conjunction with its August meeting, the Fed stated: “Economic activity expanded in the second quarter, partly reflecting growth in consumer spending and exports. However, labor markets have softened further and financial markets remain under considerable stress. … Inflation has been high, spurred by the earlier increases in the prices of energy and some other commodities, and some

Legg Mason Partners Diversified Strategic Income Fund	I

Letter from the chairman continued

indicators of inflation expectations have been elevated. The Committee expects inflation to moderate later this year and next year, but the inflation outlook remains highly uncertain.”

In addition to the interest rate cuts, the Fed took several actions to improve liquidity in the credit markets. In March 2008, the Fed established a new lending program allowing certain brokerage firms, known as primary dealers, to also borrow from its discount window. The Fed also increased the maximum term for discount window loans from 30 to 90 days. Then, in mid-March, the Fed played a major role in facilitating the purchase of Bear Stearns by JPMorgan Chase.

During the 12-month reporting period ended July 31, 2008, both short- and long-term Treasury yields experienced periods of extreme volatility. Investors were initially focused on the subprime segment of the mortgage-backed market. These concerns broadened, however, to include a wide range of financial institutions and markets. As a result, other fixed-income instruments also experienced increased price volatility. This turmoil triggered several “flights to quality,” causing Treasury yields to move lower (and their prices higher), while riskier segments of the market saw their yields move higher (and their prices lower). Treasury yields then rose in April, May and early June 2008, as oil prices hit record levels. However, an additional credit crunch in mid-June resulted in another flight to quality, with Treasury yields again moving lower. Overall, during the 12 months ended July 31, 2008, two-year Treasury yields fell from 4.56% to 2.52%. Over the same time frame, 10-year Treasury yields moved from 4.78% to 3.99%. Looking at the 12-month period as a whole, the overall bond market, as measured by the Lehman Brothers U.S. Aggregate Indexiv, returned 6.15%.

Periods of increased investor risk aversion caused the high-yield bond market to produce weak results over the 12 months ended July 31, 2008. During that period, the Citigroup High Yield Market Indexv returned -0.50%. While high-yield bond prices rallied on several occasions, it was not enough to overcome several flights to quality that served to drag down the sector.

Despite periods of increased investor risk aversion, the emerging debt markets posted a positive return over the 12 months ended July 31, 2008. During that period, the JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)vi returned 7.23%. Overall solid demand, an expanding global economy, increased domestic spending and the Fed’s numerous rate cuts supported the emerging market debt asset class.

Please read on for a more detailed look at prevailing economic and market conditions during the Fund’s reporting period and to learn how those conditions have affected Fund performance.

II	Legg Mason Partners Diversified Strategic Income Fund

Special shareholder notices

The Board of Trustees of the Fund appointed Western Asset Management Company Pte. Ltd. in Singapore (“Western Singapore”) and Western Asset Management Company Ltd in Japan (“Western Japan”) as subadvisers to the Fund, under additional subadvisory agreements between Western Asset Management Company (“Western Asset”) and Western Singapore, and Western Asset and Western Japan. The appointments are expected to be effective on or about November 3, 2008.

Western Singapore was established in 2000 and has offices at 1 George Street #23-01, Singapore 049145. As of June 30, 2008, Western Singapore’s total assets under management were approximately $1.7 billion. Western Japan was founded in 1991 and has offices at 36F Shin-Marunouchi Building, 5-1 Marunouchi 1-Chome Chiyoda-Ku, Tokyo 100-6536, Japan. As of June 30, 2008, Western Japan’s total assets under management were approximately $57.6 billion.

The Western Singapore and the Western Japan offices are responsible, generally, for managing Asian (ex Japan) and Japanese fixed-income mandates, respectively, including the related portions of Western Asset’s broader portfolios, as well as servicing these relationships. They undertake all investment-related activities including investment management, research and analysis, securities settlement, and client services.

Western Singapore and Western Japan will provide certain subadvisory services to the Fund relating to currency transactions and investments in non-U.S. dollar denominated securities and related foreign currency instruments. The Fund’s current management fee remains unchanged. Western Asset, Western Singapore and Western Japan are wholly-owned subsidiaries of Legg Mason, Inc.

Additionally, effective November 3, 2008, the name of the Fund is Legg Mason Partners Strategic Income Fund. The Fund’s current investment objective and strategies remain unchanged.

Information about your fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Fund’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund is not in a position to predict the outcome of these requests and investigations.

Legg Mason Partners Diversified Strategic Income Fund	III

Letter from the chairman continued

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief
Executive Officer

August 29, 2008

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index

[i]
  Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv

The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage-
and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

[v]
  The Citigroup High Yield Market Index is a broad-based unmanaged index of high-yield securities.

vi

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S.
dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments. Countries covered are Argentina, Belize, Brazil, Bulgaria, Chile, China, Colombia,
Dominican Republic, Ecuador, Egypt, El Salvador, Gabon, Georgia, Ghana, Hungary, Indonesia, Iraq, Jamaica, Kazakhstan, Lebanon, Malaysia, Mexico, Pakistan, Panama, Peru, the Philippines, Poland, Russia, Serbia, South Africa, Sri Lanka,
Trinidad & Tobago, Tunisia, Turkey, Ukraine, Uruguay, Venezuela and Vietnam.

IV

Legg Mason Partners Diversified Strategic Income Fund

Fund overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks high current income. The Fund invests generally in a globally diverse portfolio of fixed-income securities, such as mortgage- and asset-backed, government and corporate securities, including U.S. and foreign high-yield and investment grade bonds. Up to 50% of the Fund’s assets may be invested in U.S. or foreign securities rated below investment grade by a nationally recognized statistical rating organization or, if unrated, determined by Western
Asset Management Company (“Western Asset”), the Fund’s subadviser, to be of comparable quality. The Fund will invest primarily in intermediate-term securities, although the Fund may invest in securities of any maturity. The effective durationi of the Fund’s portfolio is normally expected to be between three and seven years. In selecting securities, the portfolio managers use a combination of quantitative models that seek to measure the relative risks and opportunities of each market segment based upon economic, market, political, currency and technical data and their own assessment of economic and market conditions in an effort to create an optimal risk/return allocation of the Fund’s assets among various segments of the fixed-income market. After the portfolio managers make their sector allocations, they use traditional credit analysis to identify individual securities for the Fund’s portfolio.

Western Asset utilizes a fixed-income team approach, with decisions derived from interaction among various investment management sector specialists. The sector teams are comprised of Western Asset’s senior portfolio managers, research analysts and an in-house economist. Under this team approach, management of client fixed-income portfolios will reflect a consensus of interdisciplinary views within the
Western Asset organization.

Q. What were the overall market conditions during the Fund’s reporting period?

A. During the fiscal year, the U.S. bond market experienced periods of increased volatility. Changing perceptions regarding the economy, inflation and future Federal Reserve Board (“Fed”)ii monetary policy caused bond prices to fluctuate. Two-and 10-year Treasury yields began the reporting period at 4.56% and 4.78%, respectively. Treasury yields then moved lower — and their prices moved higher — as concerns regarding the subprime mortgage market and a severe credit crunch triggered a massive “flight to quality.” Investors were drawn to the relative safety of Treasuries, while increased investor risk aversion caused other segments of the bond market to falter.

As conditions in the credit market worsened in August 2007, central banks around the world took action by injecting approximately $500 billion of liquidity into the financial system. Additionally, the Fed began lowering the federal funds rateiii in September 2007. While this initially helped ease the

Legg Mason Partners Diversified Strategic Income Fund 2008 Annual Report

1

Fund overview continued

credit crunch, continued subprime mortgage write-offs and weak economic data triggered additional flights to quality in November 2007 and the first quarter of 2008.

Treasury yields then moved higher in April, May and early June, as inflationary pressures increased. Over this period, riskier fixed-income asset classes, such as high-yield bonds and emerging market debt rallied. However, the credit crunch resumed in mid-June 2008, resulting in another flight to quality, with Treasury yields moving lower. Yields were then relatively stable in July.

As of July 31, 2008, two- and 10-year Treasury yields were 2.52% and 3.99%, respectively. While the Fed attempted to stimulate growth by cutting short-term interest rates from 5.25% to 2.00% from September 2007 through April 2008, it held rates steady at its meetings in June and August.

Q. How did we respond to these changing market conditions?

A. Market conditions were challenging in the last 12-month reporting period, which negatively affected performance. Many asset prices remained well below, what we believe to be, their fundamental value as a result of market fears. We underestimated the degree to which the entire financial superstructure would decline, and we do not expect to recover our losses quickly. For many of our non-agency mortgage-backed holdings, we saw coupon payments being made and actual cumulative losses below market-implied estimates. Despite the difficult market environment, we believed that our focus on spread sectors, such as agency pass-through mortgages, certain non-agency mortgage-backed securities and corporate bonds, especially the lower-quality higher-yielding securities, was still valid. We continued to diversify into international developed and emerging market debt. We also preferred U.S. Treasury Inflation-Protected Securities (“TIPS”)iv in lieu of nominal U.S. Treasuries for protection against short-term inflation swings. We continued to manage duration tactically as a relatively inexpensive form of insurance against our spread sector emphasis.

Performance review

For the 12 months ended July 31, 2008, Class A shares of Legg Mason Partners Diversified Strategic
Income Fund, excluding sales charges, returned -4.66%. The Fund’s unmanaged benchmark, the Lehman Brothers U.S. Aggregate Indexv, returned 6.15% for the same period. The Lipper Multi-Sector Income Funds Category Average1
returned 1.35% over the same time frame.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the 12-month period ended July 31, 2008, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 142 funds in the Fund’s Lipper category, and excluding sales charges.

2

Legg Mason Partners Diversified Strategic Income Fund 2008 Annual Report

PERFORMANCE SNAPSHOT as of July 31, 2008 (excluding sales
charges) (unaudited)

6 MONTHS

12 MONTHS

Diversified Strategic Income Fund — Class A Shares

-6.74%

-4.66%

Lehman Brothers U.S. Aggregate Index

-0.63%

6.15%

Lipper Multi-Sector Income Funds Category Average[1]

-1.89%

1.35%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Excluding sales charges, Class B shares returned -7.17%, Class C shares returned -6.98% and Class I shares returned -6.57% over the six months ended July 31, 2008.
Excluding sales charges, Class B shares returned -5.39%, Class C shares returned -5.14% and Class I shares returned -4.34% over the 12 months ended July 31, 2008. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended July 31, 2008 for Class A, B, C and I shares were 7.24%, 6.79%, 6.98% and 7.89%, respectively. Absent current expense reimbursements and/or fee waivers, the 30-Day SEC Yields for Class A, B, C and I shares would have been 7.16%, 6.79%, 6.98% and 7.88%, respectively. The 30-Day SEC Yield is the average annualized net investment income per share for the 30-day period indicated and is subject to change.

TOTAL ANNUAL OPERATING EXPENSES (unaudited)

As of the Fund’s most current prospectus dated December 1, 2007, the gross total operating expense ratios for
Class A, Class B, Class C and Class I shares were 1.02%, 1.55%, 1.47% and 0.69%, respectively.

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets will not exceed 1.00%
for Class A shares and 0.68% for Class I shares until December 1, 2008.

Q. What were the leading contributors to performance?

A. A tactically-driven duration posture contributed modestly to returns as Treasuries rallied over the 12-month reporting period. A yield curvevi-steepening strategy also had a positive impact on performance as the spread between two- and 10-year Treasury yields widened. A modest TIPS exposure had a positive impact following a commodity-driven rise in headline inflation.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments.
Returns are based on the period ended July 31, 2008, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 155 funds for the six-month period and among the 142 funds for the 12-month period in the Fund’s Lipper category, and excluding sales charges.

Legg Mason Partners Diversified Strategic Income Fund 2008 Annual Report

3

Fund overview continued

Q. What were the leading detractors
from performance?

A. An emphasis on
lower-quality credits and select Financials issues significantly detracted from performance as spreads moved higher in the wake of the subprime mortgage lending crisis, deteriorating liquidity conditions and slowing economic growth. An overweight exposure to the mortgage-backed sector detracted significantly from returns as spreads widened and volatility increased. We had diversified into a number of non-agency issues that were particularly impacted and further detracted from performance.
During this period, a flight to safety occurred in both the U.S. and abroad. However, international treasuries did not do as well as U.S. Treasuries on a currency hedged basis; hence, relative to the benchmark, the Fund’s modest exposure to international treasuries had a negative impact on results.

Q. Were there any significant changes to the Fund during the reporting period?

A. During the
period, we scaled back our exposure to agency pass-through mortgages. Also, we added to our investment grade credit holdings and added slightly to our non-agency mortgage holdings.

Thank you for your investment in Legg Mason Partners Diversified Strategic Income Fund. As always, we appreciate that you have chosen us to manage your assets, and we remain focused on achieving the Fund’s investment goals.

Sincerely,

Western
Asset Management Company

August 19, 2008

4

Legg Mason Partners Diversified Strategic Income Fund 2008 Annual Report

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. Portfolio holdings are subject to change at any time and may not be representative of the portfolio manager’s current or future investments. The Fund’s top five sector holdings (as a percentage of net assets) as of July 31, 2008: Financials (20.8%), Mortgage-Backed Securities (19.3%), Energy (11.5%), Consumer Discretionary (11.0%) and Collateralized Mortgage Obligations (10.4%). The Fund’s portfolio composition is subject to change at any time.

RISKS: Keep in mind, the Fund is subject to certain risks of overseas investing, including currency fluctuations and changes in political and economic conditions. These risks are magnified in emerging markets. Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. In addition, the
Fund invests in high-yield securities. These issues are lower-rated and inherently more risky than higher-rated fixed-income securities. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

[i]

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv

U.S. Treasury Inflation-Protected Securities (“TIPS”) are inflation-indexed securities issued by the
U.S. Treasury in 5-year, 10-year and 20-year maturities. The principal is adjusted to the Consumer Price Index, the commonly used measure of inflation. The coupon rate is constant, but generates a different amount of interest when multiplied by the inflation-adjusted principal.

[v]

The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage-
and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vi
  The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

Legg Mason Partners Diversified Strategic Income Fund 2008 Annual Report

5

Fund at a glance (unaudited)

INVESTMENT BREAKDOWN (%) As a percent of total investments — July 31,
2008

6

Legg Mason Partners Diversified Strategic Income Fund 2008 Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an
investment of $1,000 invested on February 1, 2008 and held for the six months ended July 31, 2008.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN[1]

ACTUAL TOTAL RETURN WITHOUT SALES CHARGES[2]

BEGINNING ACCOUNT VALUE

ENDING ACCOUNT VALUE

ANNUALIZED EXPENSE RATIO

EXPENSES PAID DURING THE PERIOD[3]

Class A

(6.74
)%

$
1,000.00

$
932.60

1.00
%

$
4.81

Class B

(7.17
)

1,000.00

928.30

1.71

8.20

Class C

(6.98
)

1,000.00

930.20

1.55

7.44

Class I

(6.57
)

1,000.00

934.30

0.68

3.27

[1]
For the six months ended July 31, 2008.

[2]

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

Legg Mason Partners Diversified Strategic Income Fund 2008 Annual Report

7

Fund expenses (unaudited) continued

Hypothetical example for comparison purposes

The table below
titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN[1]

HYPOTHETICAL ANNUALIZED TOTAL RETURN

BEGINNING ACCOUNT VALUE

ENDING ACCOUNT VALUE

ANNUALIZED EXPENSE RATIO

EXPENSES PAID DURING THE PERIOD[2]

Class A

5.00
%

$
1,000.00

$
1,019.89

1.00
%

$
5.02

Class B

5.00

1,000.00

1,016.36

1.71

8.57

Class C

5.00

1,000.00

1,017.16

1.55

7.77

Class I

5.00

1,000.00

1,021.48

0.68

3.42

[1]
For the six months ended July 31, 2008.

[2]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

8

Legg Mason Partners Diversified Strategic Income Fund 2008 Annual Report

Fund performance (unaudited)

AVERAGE ANNUAL TOTAL RETURNS[1]

WITHOUT SALES CHARGES[2]

CLASS A

CLASS B

CLASS C

CLASS I

Twelve Months Ended 7/31/08

(4.66
)%

(5.39
)%

(5.14
)%

(4.34
)%

Five Years Ended 7/31/08

3.53

2.96

3.03

3.90

Ten Years Ended 7/31/08

3.28

2.74

2.78

3.63

WITH SALES CHARGES[3]

CLASS A

CLASS B

CLASS C

CLASS I

Twelve Months Ended 7/31/08

(8.72
)%

(9.41
)%

(6.04
)%

(4.34
)%

Five Years Ended 7/31/08

2.63

2.80

3.03

3.90

Ten Years Ended 7/31/08

2.83

2.74

2.78

3.63

CUMULATIVE TOTAL RETURNS[1]

WITHOUT SALES CHARGES[2]

Class A (7/31/98 through 7/31/08)

38.06%

Class B (7/31/98 through 7/31/08)

31.04

Class C (7/31/98 through 7/31/08)

31.49

Class I (7/31/98 through
7/31/08)

42.85

[1]

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

[2]

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable CDSC with respect to Class B and C shares.

[3]

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition,
Class A shares reflect the deduction of the maximum initial sales charge of 4.25%; Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class C shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment.

Legg Mason Partners Diversified Strategic Income Fund 2008 Annual Report

9

Historical performance (unaudited)

VALUE OF $10,000 INVESTED IN CLASS B SHARES OF LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND VS. LEHMAN BROTHERS U.S. AGGREGATE
INDEX† — July 1998 - July 2008

†
Hypothetical illustration of $10,000 invested in Class B shares on July 31, 1998, assuming the reinvestment of all distributions, including returns of capital, if any, at net asset value through July 31, 2008. The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The performance of the Fund’s other classes may be greater or less than the Class B shares’ performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

10

Legg Mason Partners Diversified Strategic Income Fund 2008 Annual Report

Schedule of investments

July 31, 2008

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND

FACE AMOUNT†

SECURITY

VALUE

CORPORATE BONDS & NOTES — 66.9%

CONSUMER DISCRETIONARY — 10.7%

Auto Components — 0.2%

840,000

Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13

$
298,200

Visteon Corp., Senior Notes:

284,000

8.250% due 8/1/10

245,660

733,000

12.250% due 12/31/16(a)

513,100

Total Auto Components

1,056,960

Automobiles — 1.9%

700,000

DaimlerChrysler North America Holding Corp., 5.875% due 3/15/11

703,876

Ford Motor Co.:

Debentures:

485,000

8.875% due 1/15/22

249,775

875,000

6.625% due 10/1/28

402,500

525,000

8.900% due 1/15/32

280,875

5,590,000

Notes, 7.450% due 7/16/31

2,934,750

General Motors Corp., Senior Debentures:

790,000

8.250% due 7/15/23

395,000

14,080,000

8.375% due 7/15/33

7,004,800

Total Automobiles

11,971,576

Diversified Consumer Services — 0.2%

Education Management LLC/Education Management Finance Corp.:

420,000

Senior Notes, 8.750% due 6/1/14

380,100

475,000

Senior Subordinated Notes, 10.250% due 6/1/16

414,438

245,000

Service Corp. International, Senior Notes, 7.625% due 10/1/18

233,975

Total Diversified Consumer Services

1,028,513

Hotels, Restaurants & Leisure — 0.7%

750,000

Buffets Inc., Senior Notes, 12.500% due 11/1/14(b)

15,000

425,000

Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13

367,625

295,000

El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13

290,575

1,145,000

Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10

841,575

585,000

Mandalay Resort Group, Senior Subordinated Debentures, 7.625% due 7/15/13

482,625

MGM MIRAGE Inc.:

145,000

Notes, 6.750% due 9/1/12

127,962

480,000

Senior Notes, 7.625% due 1/15/17

386,400

Mohegan Tribal Gaming Authority, Senior Subordinated Notes:

75,000

7.125% due 8/15/14

54,750

75,000

6.875% due 2/15/15

52,875

See Notes to
Financial Statements.

Legg Mason Partners Diversified Strategic Income Fund 2008 Annual Report

11

Schedule of investments continued

July 31, 2008

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND

FACE AMOUNT†

SECURITY

VALUE

Hotels, Restaurants & Leisure — 0.7% continued

120,000

River Rock Entertainment Authority, Senior Secured Notes, 9.750% due 11/1/11

$
116,400

405,000

Sbarro Inc., Senior Notes, 10.375% due 2/1/15

334,125

165,000

Snoqualmie Entertainment Authority, Senior Secured Notes, 6.936% due 2/1/14(a)(c)

121,275

1,095,000

Station Casinos Inc., Senior Notes, 7.750% due 8/15/16

739,125

275,000

Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10(a)

265,375

Total Hotels, Restaurants & Leisure

4,195,687

Household Durables — 0.3%

110,000

American Greetings Corp., Senior Notes, 7.375% due 6/1/16

105,600

500,000

Holt Group Inc., Senior Notes, 9.750% due 1/15/06(b)(d)(e)

0

330,000

K Hovnanian Enterprises Inc., Senior Notes, 8.625% due 1/15/17

222,750

1,045,000

Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11

1,039,775

690,000

Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 9.817% due 9/1/12

631,350

Total Household Durables

1,999,475

Leisure Equipment & Products — 2.9%

18,150,000

Eastman Kodak Co., Senior Notes, 7.250% due 11/15/13

17,650,875

Media — 4.0%

Affinion Group Inc.:

870,000

Senior Notes, 10.125% due 10/15/13

878,700

420,000

Senior Subordinated Notes, 11.500% due 10/15/15

420,000

16,000

CanWest Media Inc., Senior Subordinated Notes, 8.000% due 9/15/12

14,000

4,232,000

CCH I LLC/CCH I Capital Corp., Senior Secured Notes, 11.000% due 10/1/15

3,226,900

1,309,000

CCH II LLC/CCH II Capital Corp., Senior Notes, 10.250% due 10/1/13

1,158,465

205,000

Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12

141,450

350,000

Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11

241,500

760,000

Charter Communications Inc., Senior Secured Notes, 10.875% due 9/15/14(a)

794,200

270,000

Clear Channel Communications Inc., Senior Notes, 6.250% due 3/15/11

218,824

435,000

CMP Susquehanna Corp., Senior Subordinated Notes, 10.125% due 5/15/14

276,225

2,700,000

Comcast Cable Communications Holdings Inc., Notes, 8.375% due 3/15/13

2,983,484

140,000

Comcast Cable Communications Inc., Notes, 8.875% due 5/1/17

158,328

See Notes to
Financial Statements.

12

Legg Mason Partners Diversified Strategic Income Fund 2008 Annual Report

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND

FACE AMOUNT†

SECURITY

VALUE

Media — 4.0% continued

Comcast Corp.:

Notes:

1,580,000

6.500% due 1/15/15

$
1,604,291

20,000

5.875% due 2/15/18

19,292

690,000

Senior Notes, 6.500% due 1/15/17

696,382

CSC Holdings Inc., Senior Notes:

25,000

8.125% due 7/15/09

25,312

1,025,000

7.625% due 4/1/11

1,018,594

100,000

6.750% due 4/15/12

95,750

2,661,000

Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, 9.875% due 8/15/13

2,095,537

1,840,000

EchoStar DBS Corp., Senior Notes, 7.750% due 5/31/15

1,775,600

1,225,000

Idearc Inc., Senior Notes, 8.000% due 11/15/16

563,500

800,000

Liberty Media Corp., Senior Notes, 7.875% due 7/15/09

811,885

News America Inc.:

675,000

Notes, 5.300% due 12/15/14

665,844

Senior Notes:

690,000

6.200% due 12/15/34

628,920

80,000

6.650% due 11/15/37

76,217

925,000

R.H. Donnelley Corp., Senior Notes, 8.875% due 1/15/16

450,937

410,000

Sun Media Corp., Senior Notes, 7.625% due 2/15/13

391,550

2,545,000

Time Warner Inc., Senior Notes, 7.625% due 4/15/31

2,529,363

780,000

TL Acquisitions Inc., Senior Notes, 10.500% due 1/15/15(a)

690,300

Total Media

24,651,350

Multiline Retail — 0.4%

985,000

Dollar General Corp., Senior Subordinated Notes, 11.875% due 7/15/17(f)

935,750

Neiman Marcus Group Inc.:

280,000

Senior Debentures, 7.125% due 6/1/28

247,800

1,225,000

Senior Subordinated Notes, 10.375% due 10/15/15

1,206,625

Total Multiline Retail

2,390,175

Specialty Retail — 0.1%

550,000

Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12

440,688

195,000

Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15

199,875

370,000

Flooring America Inc., Senior Notes, 9.250% due 10/15/07(b)(d)(e)

0

270,000

Michaels Stores Inc., Senior Subordinated Bonds, 11.375% due 11/1/16

191,700

Total Specialty Retail

832,263

See Notes to
Financial Statements.

Legg Mason Partners Diversified Strategic Income Fund 2008 Annual Report

13

Schedule of investments continued

July 31, 2008

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND

FACE AMOUNT†

SECURITY

VALUE

Textiles, Apparel & Luxury Goods — 0.0%

50,000

Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11

$
48,250

TOTAL CONSUMER DISCRETIONARY

65,825,124

CONSUMER STAPLES — 0.7%

Food & Staples Retailing — 0.3%

CVS Lease Pass-Through Trust, Pass-Through Certificates:

354,791

5.880% due 1/10/28(a)(e)

314,806

1,496,981

6.036% due 12/10/28(a)

1,393,840

Kroger Co., Senior Notes:

60,000

6.400% due 8/15/17

61,422

90,000

6.150% due 1/15/20

89,232

220,000

Wal-Mart Stores Inc., Notes, 5.800% due 2/15/18

227,757

Total Food & Staples Retailing

2,087,057

Food Products — 0.3%

Dole Food Co. Inc., Senior Notes:

1,716,000

7.250% due 6/15/10

1,587,300

50,000

8.875% due 3/15/11

45,812

Total Food Products

1,633,112

Tobacco — 0.1%

Alliance One International Inc., Senior Notes:

100,000

8.500% due 5/15/12

94,250

285,000

11.000% due 5/15/12

292,838

Total Tobacco

387,088

TOTAL CONSUMER STAPLES

4,107,257

ENERGY — 11.5%

Energy Equipment & Services — 0.3%

1,035,000

Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16

1,032,412

150,000

GulfMark Offshore Inc., Senior Subordinated Notes, 7.750% due 7/15/14

148,500

340,000

Pride International Inc., Senior Notes, 7.375% due 7/15/14

344,250

Total Energy Equipment & Services

1,525,162

Oil, Gas & Consumable Fuels — 11.2%

2,020,000

Anadarko Finance Co., Senior Notes, 7.500% due 5/1/31

2,151,734

Anadarko Petroleum Corp., Senior Notes:

1,860,000

3.176% due 9/15/09(c)

1,844,540

540,000

5.950% due 9/15/16

538,759

1,455,000

Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12

1,476,825

1,965,000

Chesapeake Energy Corp., Senior Notes, 7.250% due 12/15/18

1,935,525

See Notes to
Financial Statements.

14

Legg Mason Partners Diversified Strategic Income Fund 2008 Annual Report

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND

FACE AMOUNT†

SECURITY

VALUE

Oil, Gas & Consumable Fuels — 11.2% continued

Compagnie Generale de Geophysique SA, Senior Notes:

515,000

7.500% due 5/15/15

$
512,425

310,000

7.750% due 5/15/17

309,225

4,800,000

ConocoPhillips Holding Co., Senior Notes, 6.950% due 4/15/29

5,183,635

393,742

Corral Finans AB, 7.791% due 4/15/10(a)(c)(f)

332,712

500,000

Costilla Energy Inc., Senior Notes, 10.250% due 10/1/06(b)(d)(e)

0

1,620,000

Devon Energy Corp., Debentures, 7.950% due 4/15/32

1,898,463

El Paso Corp.:

Medium-Term Notes:

500,000

7.375% due 12/15/12

511,760

4,701,000

7.800% due 8/1/31

4,696,619

13,044,000

7.750% due 1/15/32

13,030,239

4,000,000

Notes, 7.875% due 6/15/12

4,153,392

2,415,000

Senior Subordinated Notes, 7.000% due 6/15/17

2,429,780

670,000

Enterprise Products Operating LP, Junior Subordinated Notes, 8.375% due 8/1/66(c)

655,535

1,305,000

EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11

1,298,475

200,000

Forest Oil Corp., Senior Notes, 8.000% due 12/15/11

204,000

1,550,000

Gaz Capital SA, Notes, 8.625% due 4/28/34(a)

1,666,250

Gazprom:

Bonds:

39,630,000
RUB

6.790% due 10/29/09

1,685,791

13,210,000
RUB

7.000% due 10/27/11

555,028

Loan Participation Notes:

2,630,000

6.212% due 11/22/16(a)

2,431,961

1,370,000

Senior Notes, 6.510% due 3/7/22(a)

1,211,080

370,000

Hess Corp., Notes, 7.300% due 8/15/31

401,126

730,000

International Coal Group Inc., Senior Notes, 10.250% due 7/15/14

746,425

1,580,000

KazMunaiGaz Finance Sub B.V., Notes, 8.375% due 7/2/13(a)

1,617,525

Kerr-McGee Corp., Notes:

1,450,000

6.950% due 7/1/24

1,486,209

660,000

7.875% due 9/15/31

745,787

Kinder Morgan Energy Partners LP:

500,000

Notes, 6.750% due 3/15/11

516,429

20,000

Medium-Term Notes, 6.950% due 1/15/38

19,789

Senior Notes:

330,000

6.300% due 2/1/09

332,968

35,000

7.125% due 3/15/12

36,717

325,000

5.000% due 12/15/13

314,922

See Notes to
Financial Statements.

Legg Mason Partners Diversified Strategic Income Fund 2008 Annual Report

15

Schedule of investments continued

July 31, 2008

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND

FACE AMOUNT†

SECURITY

VALUE

Oil, Gas & Consumable Fuels — 11.2% continued

20,000

6.000% due 2/1/17

$
19,784

530,000

Mariner Energy Inc., Senior Notes, 7.500% due 4/15/13

504,825

OPTI Canada Inc., Senior Secured Notes:

640,000

7.875% due 12/15/14

638,400

620,000

8.250% due 12/15/14

627,750

215,000

Peabody Energy Corp., Senior Notes, 6.875% due 3/15/13

218,225

Pemex Project Funding Master Trust:

540,000

6.625% due 6/15/35(a)

530,659

1,086,000

Senior Bonds, 6.625% due 6/15/35

1,067,213

260,000

Petrobras International Finance Co., Senior Notes, 6.125% due 10/6/16

263,900

510,000

Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13

518,925

470,000

Petroplus Finance Ltd., Senior Notes, 7.000% due 5/1/17(a)

408,900

1,725,000

SemGroup LP, Senior Notes, 8.750% due 11/15/15(a)(b)(d)

241,500

905,000

Stone Energy Corp., Senior Subordinated Notes, 8.250% due 12/15/11

886,900

10,000

Tennessee Gas Pipeline Co., Debentures, 7.625% due 4/1/37

10,491

400,000

W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14(a)

378,000

650,000

Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14

628,875

Williams Cos. Inc.:

Notes:

2,000,000

7.125% due 9/1/11

2,090,000

2,725,000

7.875% due 9/1/21

2,908,937

262,000

8.750% due 3/15/32

298,680

50,000

Senior Notes, 7.625% due 7/15/19

52,750

40,000

XTO Energy Inc., Senior Notes, 7.500% due 4/15/12

42,944

Total Oil, Gas & Consumable Fuels

69,269,308

TOTAL ENERGY

70,794,470

FINANCIALS — 17.6%

Capital Markets — 1.6%

4,030,000

Bear Stearns Co. Inc., Senior Notes, 7.250% due 2/1/18

4,196,532

780,000

Credit Suisse USA Inc., Senior Notes, 5.500% due 8/16/11

789,352

350,000

Goldman Sachs Group Inc., Notes, 4.500% due 6/15/10

350,826

Lehman Brothers Holdings Inc., Medium-Term Notes:

1,000,000

4.500% due 7/26/10

952,463

270,000

5.625% due 1/24/13

252,660

520,000

6.200% due 9/26/14

479,140

See Notes to
Financial Statements.

16

Legg Mason Partners Diversified Strategic Income Fund 2008 Annual Report

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND

FACE AMOUNT†

SECURITY

VALUE

Capital Markets — 1.6% continued

Morgan Stanley:

Medium-Term Notes:

410,000

5.625% due 1/9/12

$
401,732

650,000

3.235% due 10/18/16(c)

536,531

1,975,000

Subordinated Notes, 4.750% due 4/1/14

1,764,342

430,000

Morgan Stanley Bank AG for OAO Gazprom, Loan Participation Notes, 9.625% due 3/1/13(a)

473,000

Total Capital Markets

10,196,578

Commercial Banks — 3.7%

Glitnir Banki HF:

Notes:

1,070,000

6.330% due 7/28/11(a)

837,603

780,000

6.375% due 9/25/12(a)

597,775

200,000

Subordinated Bonds, 7.451% due 9/14/16(a)(c)(g)

114,094

2,270,000

Subordinated Notes, 6.693% due 6/15/16(a)(c)

1,302,426

21,311,000
RUB

HSBC Bank PLC, (Credit Linked Notes linked to OAO Gazprom) 7.000% due 11/1/11(a)(c)

890,852

99,537

HSBC Bank USA, Notes, 7.000% due 11/1/11(a)(c)(e)

107,759

ICICI Bank Ltd., Subordinated Bonds:

1,082,000

6.375% due 4/30/22(a)(c)

921,460

870,000

6.375% due 4/30/22(a)(c)

737,820

460,000

Landsbanki Islands HF, Senior Notes, 6.100% due 8/25/11(a)

381,812

1,230,000

Resona Preferred Global Securities Cayman Ltd., Bonds, 7.191% due 7/30/15(a)(c)(g)

1,072,154

2,060,000

Russian Agricultural Bank, Loan Participation Notes, 6.299% due 5/15/17(a)

1,857,502

220,000

Santander Issuances SA Unipersonal, Subordinated Notes, 5.805% due 6/20/16(a)(c)

213,250

2,280,000

Shinsei Finance Cayman Ltd., Junior Subordinated Bonds, 6.418% due 7/20/16(a)(c)(g)

1,462,846

TuranAlem Finance BV, Bonds:

3,710,000

8.250% due 1/22/37(a)

2,847,425

550,000

8.250% due 1/22/37(a)

426,938

5,280,000

Wachovia Corp., Subordinated Notes, 5.250% due 8/1/14

4,616,637

4,365,000

Wells Fargo & Co., Notes, 5.300% due 8/26/11

4,428,842

100,000

Wells Fargo Capital X, Capital Securities, 5.950% due 12/15/36

85,164

Total Commercial Banks

22,902,359

Consumer Finance — 4.7%

450,000

American General Finance Corp., Medium-Term Notes, 6.900% due 12/15/17

361,560

See Notes to
Financial Statements.

Legg Mason Partners Diversified Strategic Income Fund 2008 Annual Report

17

Schedule of investments continued

July 31, 2008

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND

FACE AMOUNT†

SECURITY

VALUE

Consumer Finance — 4.7% continued

Ford Motor Credit Co.:

Notes:

350,000

7.375% due 10/28/09

$
318,892

600,000

5.700% due 1/15/10

517,063

1,075,000

7.875% due 6/15/10

915,909

150,000

7.000% due 10/1/13

107,565

Senior Notes:

400,000

5.800% due 1/12/09

388,056

3,137,000

8.026% due 6/15/11(c)

2,477,612

700,000

9.875% due 8/10/11

571,150

240,000

5.538% due 1/13/12(c)

174,132

210,000

12.000% due 5/15/15

177,173

12,990,000

8.000% due 12/15/16

9,192,750

General Motors Acceptance Corp.:

24,180,000

Bonds, 8.000% due 11/1/31

13,572,839

200,000

Senior Notes, 5.850% due 1/14/09

191,431

Total Consumer Finance

28,966,132

Diversified Financial Services — 6.6%

1,280,000

Aiful Corp., Notes, 5.000% due 8/10/10(a)

1,116,324

800,000

Bank of America Corp., Subordinated Notes, 5.420% due 3/15/17

717,437

790,000

Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15(a)

489,800

665,000

CCM Merger Inc., Notes, 8.000% due 8/1/13(a)

543,637

Citigroup Inc.:

1,820,000

Notes, 6.875% due 3/5/38

1,761,862

300,000

Senior Notes, 5.875% due 5/29/37

249,285

80,000

Subordinated Notes, 6.125% due 8/25/36

67,066

19,503,000

Dow Jones CDX HY, 7.625% due 6/29/12(a)

17,991,517

3,070,000

El Paso Performance-Linked Trust Certificates, Senior Notes, 7.750% due 7/15/11(a)

3,121,963

437,207

Emeralds, Notes, 2.919% due 8/4/20(a)(c)

437,207

870,000

General Electric Capital Corp., Medium-Term Notes, 4.125% due 9/1/09

875,636

JPMorgan Chase & Co., Subordinated Notes:

700,000

6.625% due 3/15/12

722,464

5,160,000

5.125% due 9/15/14

4,871,654

1,360,000

5.150% due 10/1/15

1,263,955

See Notes to
Financial Statements.

18

Legg Mason Partners Diversified Strategic Income Fund 2008 Annual Report

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND

FACE AMOUNT†

SECURITY

VALUE

Diversified Financial Services — 6.6% continued

890,000

MUFG Capital Finance 1 Ltd., Preferred Securities, 6.346% due 7/25/16(c)(g)

$
764,109

3,400,000

Residential Capital LLC, Junior Secured Notes, 9.625% due 5/15/15(a)

1,343,000

1,550,000

Sigma Finance Inc., Medium-Term Notes, 8.000% due 6/22/17(a)(c)

914,500

405,000

Smurfit Kappa Funding PLC, Senior Subordinated Notes, 7.750% due 4/1/15

366,525

TNK-BP Finance SA:

1,810,000

7.500% due 7/18/16(a)

1,647,600

270,000

6.625% due 3/20/17(a)

229,500

Vanguard Health Holdings Co.:

100,000

I LLC, Senior Discount Notes, step bond to yield 9.378% due 10/1/15

88,500

960,000

II LLC, Senior Subordinated Notes, 9.000% due 10/1/14

940,800

Total Diversified Financial Services

40,524,341

Insurance — 0.0%

260,000

American International Group Inc., Medium-Term Notes, 5.850% due 1/16/18

233,623

Real Estate Investment Trusts (REITs) — 0.2%

40,000

Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15

35,800

175,000

Host Marriott LP, Senior Notes, 7.125% due 11/1/13

161,875

Ventas Realty LP/Ventas Capital Corp., Senior Notes:

235,000

6.500% due 6/1/16

222,075

865,000

6.750% due 4/1/17

819,587

Total Real Estate Investment Trusts (REITs)

1,239,337

Real Estate Management & Development — 0.2%

325,000

Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15

196,625

2,350,000

Realogy Corp., Senior Subordinated Notes, 12.375% due 4/15/15

1,128,000

Total Real Estate Management & Development

1,324,625

Thrifts & Mortgage Finance — 0.6%

Countrywide Financial Corp.:

90,000

Medium-Term Notes, 2.931% due 1/5/09(c)

88,754

670,000

Subordinated Notes, 6.250% due 5/15/16

577,997

3,920,000

Ocwen Capital Trust I, Capital Securities, 10.875% due 8/1/27

2,940,000

Total Thrifts & Mortgage Finance

3,606,751

TOTAL FINANCIALS

108,993,746

HEALTH CARE — 2.8%

Health Care Equipment & Supplies — 0.1%

390,000

Advanced Medical Optics Inc., Senior Subordinated Notes, 7.500% due 5/1/17

352,950

See Notes to
Financial Statements.

Legg Mason Partners Diversified Strategic Income Fund 2008 Annual Report

19

Schedule of investments continued

July 31, 2008

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND

FACE AMOUNT†

SECURITY

VALUE

Health Care Providers & Services — 2.7%

140,000

Community Health Systems Inc., Senior Notes, 8.875% due 7/15/15

$
141,750

DaVita Inc.:

5,000

Senior Notes, 6.625% due 3/15/13

4,900

1,710,000

Senior Subordinated Notes, 7.250% due 3/15/15

1,690,763

HCA Inc.:

60,000

Notes, 7.500% due 11/6/33

46,200

Senior Notes:

219,000

5.750% due 3/15/14

183,413

466,000

6.500% due 2/15/16

390,275

Senior Secured Notes:

1,090,000

9.125% due 11/15/14

1,125,425

1,070,000

9.250% due 11/15/16

1,104,775

5,936,000

9.625% due 11/15/16(f)

6,128,920

2,225,000

IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14

2,241,687

3,296,000

Tenet Healthcare Corp., Senior Notes, 7.375% due 2/1/13

3,114,720

Universal Hospital Services Inc., Senior Secured Notes:

180,000

6.303% due 6/1/15(c)

168,300

135,000

8.500% due 6/1/15(f)

135,675

848,000

US Oncology Holdings Inc., Senior Notes, 7.949% due 3/15/12(c)(f)

682,640

Total Health Care Providers & Services

17,159,443

Pharmaceuticals — 0.0%

1,430,000

Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12(b)(d)

32,175

TOTAL HEALTH CARE

17,544,568

INDUSTRIALS — 6.1%

Aerospace & Defense — 0.7%

DRS Technologies Inc., Senior Subordinated Notes:

1,455,000

6.625% due 2/1/16

1,476,825

100,000

7.625% due 2/1/18

104,500

Hawker Beechcraft Acquisition Co.:

930,000

Senior Notes, 8.875% due 4/1/15(f)

923,025

205,000

Senior Subordinated Notes, 9.750% due 4/1/17

203,462

3,316

Kac Acquisition Co., Subordinated Notes, 8.000% due 4/26/26(b)(d)(e)(f)

0

1,345,000

L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12

1,365,175

Total Aerospace & Defense

4,072,987

See Notes to
Financial Statements.

20

Legg Mason Partners Diversified Strategic Income Fund 2008 Annual Report

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND

FACE AMOUNT†

SECURITY

VALUE

Airlines — 0.2%

Continental Airlines Inc., Pass-Through Certificates:

5,204

6.541% due 9/15/09

$
4,891

270,552

8.312% due 4/2/11

240,791

1,300,000

DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15(a)

1,274,000

Total Airlines

1,519,682

Building Products — 0.9%

1,455,000

Associated Materials Inc., Senior Subordinated Notes, 9.750% due 4/15/12

1,440,450

3,270,000

GTL Trade Finance Inc., Senior Notes, 7.250% due 10/20/17(a)

3,261,688

725,000

Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14

414,156

900,000

NTK Holdings Inc., Senior Discount Notes, step bond to yield 11.093% due 3/1/14

375,750

Total Building Products

5,492,044

Commercial Services & Supplies — 1.2%

792,000

Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11

795,960

999,000

Allied Waste North America Inc., Senior Notes, 6.875% due 6/1/17

964,035

75,000

Corrections Corp. of America, Senior Subordinated Notes, 6.250% due 3/15/13

73,688

1,165,000

DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes, 9.500% due 2/15/13

1,154,806

490,000

Interface Inc., Senior Notes, 10.375% due 2/1/10

516,950

845,000

Rental Services Corp., Senior Notes, 9.500% due 12/1/14

697,125

850,000

US Investigations Services Inc., Senior Subordinated Notes, 10.500% due 11/1/15(a)

773,500

2,290,000

Waste Management Inc., Senior Notes, 6.375% due 11/15/12

2,283,803

Total Commercial Services & Supplies

7,259,867

Industrial Conglomerates — 2.0%

125,000

Moll Industries Inc., Senior Subordinated Notes, 10.500% due 7/1/08(b)(d)(e)

0

Sequa Corp., Senior Notes:

240,000

11.750% due 12/1/15(a)

210,000

240,000

13.500% due 12/1/15(a)(f)

210,000

Tyco International Group SA:

7,730,000

6.875% due 1/15/21(a)

7,742,368

Notes:

745,000

6.125% due 11/1/08

746,892

40,000

6.125% due 1/15/09

40,299

3,440,000

6.000% due 11/15/13

3,349,958

See Notes to
Financial Statements.

Legg Mason Partners Diversified Strategic Income Fund 2008 Annual Report

21

Schedule of investments continued

July 31, 2008

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND

FACE AMOUNT†

SECURITY

VALUE

Industrial Conglomerates — 2.0% continued

360,000

Senior Notes, 6.375% due 10/15/11

$
362,430

Total Industrial Conglomerates

12,661,947

Machinery — 0.0%

80,000

Terex Corp., Senior Subordinated Notes, 7.375% due 1/15/14

78,600

Road & Rail — 0.7%

960,000

Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes, 9.375% due 5/1/12

996,000

Hertz Corp.:

550,000

Senior Notes, 8.875% due 1/1/14

507,375

2,635,000

Senior Subordinated Notes, 10.500% due 1/1/16

2,305,625

220,000

Kansas City Southern Railway, Senior Notes, 7.500% due 6/15/09

223,575

Total Road & Rail

4,032,575

Trading Companies & Distributors — 0.3%

605,000

Ashtead Capital Inc., Notes, 9.000% due 8/15/16(a)

535,425

915,000

H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16

791,475

1,130,000

Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14(a)

807,950

Total Trading Companies & Distributors

2,134,850

Transportation Infrastructure — 0.1%

Swift Transportation Co., Senior Secured Notes:

50,000

10.426% due 5/15/15(a)(c)

18,250

1,025,000

12.500% due 5/15/17(a)

404,875

Total Transportation Infrastructure

423,125

TOTAL INDUSTRIALS

37,675,677

INFORMATION TECHNOLOGY — 0.7%

Electronic Equipment & Instruments — 0.2%

NXP BV/NXP Funding LLC:

810,000

Senior Notes, 9.500% due 10/15/15

562,950

690,000

Senior Secured Notes, 7.875% due 10/15/14

577,875

Total Electronic Equipment & Instruments

1,140,825

IT Services — 0.4%

360,000

Ceridian Corp., Senior Notes, 12.250% due 11/15/15(a)(f)

327,600

490,000

Electronic Data Systems Corp., Notes, 7.125% due 10/15/09

503,809

SunGard Data Systems Inc.:

641,000

Senior Notes, 9.125% due 8/15/13

658,628

1,410,000

Senior Subordinated Notes, 10.250% due 8/15/15

1,438,200

Total IT Services

2,928,237

Semiconductors & Semiconductor Equipment — 0.0%

60,000

Freescale Semiconductor Inc., Senior Notes, 8.875% due 12/15/14

51,150

See Notes to
Financial Statements.

22

Legg Mason Partners Diversified Strategic Income Fund 2008 Annual Report

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND

FACE AMOUNT†

SECURITY

VALUE

Software — 0.1%

510,000

Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16

$
390,150

TOTAL INFORMATION TECHNOLOGY

4,510,362

MATERIALS — 2.9%

Chemicals — 0.5%

Georgia Gulf Corp., Senior Notes:

70,000

9.500% due 10/15/14

53,200

1,070,000

10.750% due 10/15/16

561,750

435,000

Huntsman International LLC, Senior Subordinated Notes, 7.875% due 11/15/14

409,987

1,525,000

Methanex Corp., Senior Notes, 8.750% due 8/15/12

1,616,500

610,000

Montell Finance Co. BV, Debentures, 8.100% due 3/15/27(a)

356,850

245,000

Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16

205,800

Total Chemicals

3,204,087

Containers & Packaging — 0.3%

755,000

Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14

649,300

865,000

Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13

808,775

610,000

Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15(a)

521,550

750,000

Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10(b)(d)(e)

0

Total Containers & Packaging

1,979,625

Metals & Mining — 1.1%

970,000

Evraz Group SA, Notes, 8.875% due 4/24/13(a)

948,175

1,570,000

Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15

1,632,800

570,000

Noranda Aluminium Holding Corp., Senior Notes, 8.578% due 11/15/14(c)

470,250

581,000

Novelis Inc., Senior Notes, 7.250% due 2/15/15

540,330

410,000

Tube City IMS Corp., Senior Subordinated Notes, 9.750% due 2/1/15

383,350

Vale Overseas Ltd., Notes:

60,000

8.250% due 1/17/34

66,354

2,370,000

6.875% due 11/21/36

2,276,350

Total Metals & Mining

6,317,609

Paper & Forest Products — 1.0%

1,360,000

Abitibi-Consolidated Co. of Canada, Senior Secured Notes, 13.750% due 4/1/11(a)

1,424,600

1,500,000

Appleton Papers Inc., Senior Subordinated Notes, 9.750% due 6/15/14

1,395,000

1,375,000

NewPage Corp., Senior Secured Notes, 9.123% due 5/1/12(c)

1,313,125

See Notes to
Financial Statements.

Legg Mason Partners Diversified Strategic Income Fund 2008 Annual Report

23

Schedule of investments continued

July 31, 2008

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND

FACE AMOUNT†

SECURITY

VALUE

Paper & Forest Products — 1.0% continued

2,070,000

Weyerhaeuser Co., Senior Notes, 6.750% due 3/15/12

$
2,132,905

Total Paper & Forest Products

6,265,630

TOTAL MATERIALS

17,766,951

TELECOMMUNICATION SERVICES — 4.6%

Diversified Telecommunication Services — 2.9%

600,000

AT&T Inc., Global Notes, 5.500% due 2/1/18

586,744

70,000

Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28

54,950

696,000

Citizens Communications Co., Senior Notes, 7.875% due 1/15/27

615,960

1,450,000

Deutsche Telekom International Finance, Senior Notes, 5.750% due 3/23/16

1,408,441

1,780,000

GT Group Telecom Inc., Senior Discount Notes, 13.250% due 2/1/10(b)(d)(e)

0

370,000

Hawaiian Telcom Communications Inc., Senior Subordinated Notes, 12.500% due 5/1/15

79,550

2,000,000

Intelsat Bermuda Ltd., Senior Notes, 11.250% due 6/15/16

2,085,000

2,130,000

Koninklijke KPN NV, Senior Notes, 8.000% due 10/1/10

2,255,926

855,000

Level 3 Financing Inc., Senior Notes, 9.250% due 11/1/14

782,325

740,000

Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16(a)

717,800

166,000

Qwest Communications International Inc., Senior Notes, 7.500% due 2/15/14

153,965

Qwest Corp.:

895,000

Notes, 6.026% due 6/15/13(c)

834,587

1,190,000

Senior Notes, 7.500% due 10/1/14

1,097,775

1,725,000

Telecom Italia Capital S.p.A., Senior Notes, 5.250% due 10/1/15

1,574,763

970,000

Verizon Florida Inc., Senior Notes, 6.125% due 1/15/13

982,231

1,230,000

Vimpel Communications, Loan Participation Notes, 8.375% due 4/30/13(a)

1,205,293

1,185,000

Virgin Media Finance PLC, Senior Notes, 9.125% due 8/15/16

1,102,050

90,000

Wind Acquisition Finance SA, Senior Bonds, 10.750% due 12/1/15(a)

93,600

2,050,000

Windstream Corp., Senior Notes, 8.625% due 8/1/16

2,085,875

Total Diversified Telecommunication Services

17,716,835

Wireless Telecommunication Services — 1.7%

25,000

American Tower Corp., Senior Notes, 7.500% due 5/1/12

25,563

290,000

MetroPCS Wireless Inc., Senior Notes, 9.250% due 11/1/14

282,750

Nextel Communications Inc., Senior Notes:

220,000

6.875% due 10/31/13

172,817

1,750,000

7.375% due 8/1/15

1,348,335

See Notes to
Financial Statements.

24

Legg Mason Partners Diversified Strategic Income Fund 2008 Annual Report

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND

FACE AMOUNT†

SECURITY

VALUE

Wireless Telecommunication Services — 1.7% continued

360,000

Rogers Wireless Inc., Senior Subordinated Notes, 8.000% due 12/15/12

$
372,150

500,000

Rural Cellular Corp., Senior Subordinated Notes, 5.682% due 6/1/13(c)

502,500

Sprint Capital Corp.:

80,000

Notes, 8.750% due 3/15/32

71,565

Senior Notes:

2,875,000

8.375% due 3/15/12

2,826,849

4,425,000

6.875% due 11/15/28

3,515,317

1,590,000

True Move Co., Ltd., 10.750% due 12/16/13(a)(e)

1,343,550

Total Wireless Telecommunication Services

10,461,396

TOTAL TELECOMMUNICATION SERVICES

28,178,231

UTILITIES — 9.3%

Electric Utilities — 1.6%

1,000,000

Duke Energy Corp., Senior Notes, 5.625% due 11/30/12

1,029,878

1,710,000

Exelon Corp., Bonds, 5.625% due 6/15/35

1,439,298

FirstEnergy Corp., Notes:

240,000

6.450% due 11/15/11

245,301

3,235,000

7.375% due 11/15/31

3,469,777

1,910,000

Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10

2,067,575

1,520,000

Pacific Gas & Electric Co., First Mortgage Bonds, 6.050% due 3/1/34

1,438,610

Total Electric Utilities

9,690,439

Gas Utilities — 0.2%

1,525,000

Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13

1,414,438

Independent Power Producers & Energy Traders — 7.1%

AES Corp., Senior Notes:

2,080,000

9.375% due 9/15/10

2,199,600

18,587,000

7.750% due 3/1/14

18,540,532

590,000

7.750% due 10/15/15

585,575

4,790,000

8.000% due 10/15/17

4,742,100

Dynegy Holdings Inc.:

25,000

Senior Debentures, 7.125% due 5/15/18

22,063

1,280,000

Senior Notes, 7.750% due 6/1/19

1,184,000

Edison Mission Energy, Senior Notes:

950,000

7.750% due 6/15/16

957,125

1,480,000

7.200% due 5/15/19

1,398,600

355,000

7.625% due 5/15/27

314,175

4,070,000

Energy Future Holdings, Senior Notes, 11.250% due 11/1/17(a)(f)

4,049,650

See Notes to
Financial Statements.

Legg Mason Partners Diversified Strategic Income Fund 2008 Annual Report

25

Schedule of investments continued

July 31, 2008

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND

FACE AMOUNT†

SECURITY

VALUE

Independent Power Producers & Energy Traders — 7.1% continued

1,100,000

Mirant North America LLC, Senior Notes, 7.375% due 12/31/13

$
1,105,500

NRG Energy Inc., Senior Notes:

625,000

7.250% due 2/1/14

610,938

2,970,000

7.375% due 2/1/16

2,888,325

TXU Corp., Senior Notes:

1,730,000

5.550% due 11/15/14

1,376,732

1,420,000

6.500% due 11/15/24

1,048,859

4,190,000

6.550% due 11/15/34

3,051,598

Total Independent Power Producers & Energy Traders

44,075,372

Multi-Utilities — 0.4%

2,400,000

Dominion Resources Inc., Senior Notes, 5.700% due 9/17/12

2,420,114

TOTAL UTILITIES

57,600,363

TOTAL CORPORATE BONDS & NOTES (Cost — $469,568,184)

412,996,749

ASSET-BACKED SECURITIES — 2.8%

FINANCIALS — 2.8%

Diversified Financial Services — 0.0%

9,709,091

Airplanes Pass-Through Trust, Subordinated Notes, 10.875% due 3/15/19(b)(d)(e)

0

Home Equity — 2.2%

ACE Securities Corp.:

2,456,085

2.591% due 2/25/31(c)

1,913,331

762,450

2.631% due 1/25/36(c)

190,107

966,491

Amortizing Residential Collateral Trust, 4.261% due 8/25/32(c)

320,297

738,550

Asset-Backed Securities Corp., Home Loan Equity Trust, 5.308% due 4/15/33(c)

529,150

Countrywide Asset-Backed Certificates:

1,440,260

3.711% due 6/25/34(c)

620,583

23,471

2.661% due 12/25/36(c)

23,354

28,156

Countrywide Home Equity Loan Trust, 2.808% due 11/15/28(c)

19,093

973,411

First Horizon ABS Trust, 2.621% due 10/25/34(c)

533,230

225,453

Green Tree Financial Corp., 7.070% due 1/15/29

224,120

2,690,000

GSAA Home Equity Trust, 2.731% due 7/25/37(c)

948,813

GSAMP Trust:

354,849

2.561% due 1/25/36(c)

114,714

1,519,929

2.551% due 5/25/36(c)

766,382

814,087

GSRPM Mortgage Loan Trust, 2.761% due 3/25/35(a)(c)(e)

626,668

739,330

Indymac Home Equity Loan Asset-Backed Trust, 2.631% due 4/25/36(c)

189,069

4,204,871

Indymac Seconds Asset Backed Trust, 2.591% due 6/25/36(c)

1,277,931

88,468

Provident Bank Home Equity Loan Trust, 3.241% due 1/25/31(c)

56,121

See Notes to
Financial Statements.

26

Legg Mason Partners Diversified Strategic Income Fund 2008 Annual Report

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND

FACE AMOUNT†

SECURITY

VALUE

Home Equity — 2.2% continued

3,509,249

RAAC Series, 2.711% due 2/25/37(a)(c)

$
2,873,215

SACO I Trust:

630,913

2.631% due 3/25/36(c)

262,511

3,903,687

2.591% due 6/25/36(c)

1,112,046

Sail Net Interest Margin Notes:

106,424

7.750% due 4/27/33(a)(d)

12

208,430

5.500% due 3/27/34(a)(d)

23

3,671,463

Structured Asset Securities Corp., 2.571% due 2/25/36(a)(c)

984,320

Total Home Equity

13,585,090

Manufactured Housing — 0.1%

469,316

Mid-State Trust, 7.340% due 7/1/35

475,038

Other — 0.0%

8,800,529

Varick Structured Asset Fund Ltd., 2.511% due 11/1/35(a)(c)(d)(e)

0

Student Loan — 0.5%

3,229,612

SLM Student Loan Trust, 2.790% due 7/25/17(c)

3,217,383

TOTAL ASSET-BACKED SECURITIES (Cost — $47,809,394)

17,277,511

COLLATERALIZED MORTGAGE OBLIGATIONS — 10.4%

1,554,000

Banc of America Commercial Mortgage Inc., 4.668% due 7/10/43

1,433,535

389,788

Banc of America Mortgage Securities, 4.703% due 4/25/35(c)

373,392

2,266,969

Bear Stearns ARM Trust, 5.774% due 2/25/36(c)

1,984,242

675,000

Commercial Mortgage Asset Trust, 7.350% due 1/17/32(c)

717,271

5,068,639

Commercial Mortgage Pass-Through Certificates, 5.447% due 7/16/34(a)

5,078,711

Countrywide Alternative Loan Trust:

848,124

2.791% due 11/20/35(c)

542,924

791,131

5.447% due 12/25/35(c)

628,137

1,740,597

2.731% due 1/25/36(c)

1,129,918

729,667

2.761% due 1/25/36(c)

478,840

995,620

2.671% due 7/25/46(c)

452,212

2,050,000

Deutsche Mortgage Securities Inc., 5.088% due 6/26/35(a)(c)

1,735,548

Downey Savings & Loan Association Mortgage Loan Trust:

1,614,392

4.211% due 4/19/36(c)

886,150

595,306

2.668% due 3/19/45(c)

423,743

86,940

Federal Home Loan Mortgage Corp. (FHLMC), IO, 11.565% due 6/15/21(d)

2,145

3,292

Federal National Mortgage Association (FNMA), 10.400% due 4/25/19

3,568

15,175,439

First Union National Bank Commercial Mortgage, IO, 0.561% due 5/17/32(c)(d)

215,984

395,975

GMAC Mortgage Corporation Loan Trust, 5.061% due 9/19/35(c)

376,742

See Notes to
Financial Statements.

Legg Mason Partners Diversified Strategic Income Fund 2008 Annual Report

27

Schedule of investments continued

July 31, 2008

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND

FACE AMOUNT†

SECURITY

VALUE

8,031,907

Greenpoint Mortgage Funding Trust, 2.591% due 4/25/47(c)(e)

$
4,818,663

570,689

GSR Mortgage Loan Trust, 5.343% due 10/25/35(c)

476,698

663,281

Harborview Mortgage Loan Trust, 2.808% due 1/19/35(c)

566,236

598,786

Impac CMB Trust, 2.781% due 8/25/35(c)

348,209

Indymac Index Mortgage Loan Trust:

575,293

6.188% due 3/25/35(c)

373,940

943,502

2.671% due 5/25/46(c)

583,281

5,651,029

2.661% due 6/25/47(c)

3,477,905

829,495

JPMorgan Mortgage Trust, 4.963% due 8/25/35(c)

761,139

1,190,000

JPMorgan Chase Commercial Mortgage Securities Corp., 5.814% due 6/12/43(c)

1,142,150

725,670

Lehman XS Trust, 2.741% due 12/25/35(c)

365,156

4,629,740

Luminent Mortgage Trust, 2.651% due 5/25/46(c)

2,918,062

MASTR ARM Trust:

2,026,964

5.649% due 11/25/35(a)(c)

1,621,571

480,358

4.850% due 1/25/36(c)

438,807

3,581,998

2.671% due 4/25/46(c)

2,308,611

2,397,191

Merit Securities Corp., 3.960% due 9/28/32(a)(c)

2,232,924

89,304

Merrill Lynch Mortgage Investors Inc., 4.521% due 12/25/34(c)

83,407

2,740,000

Merrill Lynch Mortgage Trust, 5.658% due 5/12/39(c)

2,622,636

4,658,672

Morgan Stanley Mortgage Loan Trust, 5.494% due 6/25/36(c)(e)

4,554,410

4,435,174

Novastar Mortgage-Backed Notes, 2.651% due 9/25/46(c)

2,764,755

Residential Accredit Loans Inc.:

2,041,603

5.996% due 1/25/36(c)

1,488,027

2,257,543

2.821% due 1/25/37(c)

1,463,193

Structured Asset Mortgage Investments Inc.:

378,250

6.465% due 8/25/35(c)

217,019

617,421

2.671% due 5/25/36(c)

387,740

5,081,436

2.651% due 7/25/46(c)

2,094,638

794,433

Thornburg Mortgage Securities Trust, 2.691% due 12/25/45(c)

789,813

Washington Mutual Inc.:

792,976

4.920% due 8/25/35(c)

748,296

387,444

4.833% due 10/25/35(c)

373,591

864,039

5.051% due 12/25/35(c)

814,391

4,484,985

2.731% due 12/25/45(c)

2,786,393

1,394,655

2.751% due 12/25/45(c)

934,101

427,187

Wells Fargo Mortgage Backed Securities Trust, 5.240% due 4/25/36(c)

412,391

3,094,996

Zuni Mortgage Loan Trust, 2.591% due 8/25/36(c)

2,943,281

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $85,462,639)

64,374,496

See Notes to
Financial Statements.

28

Legg Mason Partners Diversified Strategic Income Fund 2008 Annual Report

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND

FACE AMOUNT†

SECURITY

VALUE

CONVERTIBLE BOND & NOTE — 0.0%

CONSUMER DISCRETIONARY — 0.0%

Internet & Catalog Retail — 0.0%

66,000

Amazon.com Inc., Subordinated Notes, 4.750% due 2/1/09 (Cost — $66,641)

$
71,857

MORTGAGE-BACKED SECURITIES — 19.3%

FHLMC — 4.7%

Federal Home Loan Mortgage Corp. (FHLMC):

459,441

5.364% due 2/1/36(c)

466,981

Gold:

443

6.000% due 10/1/10

452

61,732

7.000% due 7/1/11-8/1/30

64,889

553,528

6.500% due 9/1/31-12/1/31

573,046

480,022

5.500% due 11/1/35

470,941

28,800,000

5.000% due 8/13/38 - 9/11/38(h)

27,287,377

Total FHLMC

28,863,686

FNMA — 12.3%

Federal National Mortgage Association (FNMA):

1,740,271

6.500% due 4/1/15 - 5/1/31

1,810,455

4,418,966

5.500% due 10/1/16 - 8/1/37

4,408,667

41,250,000

5.000% due 8/18/23 - 9/11/38(h)

39,120,561

15,800,000

5.500% due 8/18/23 - 9/11/38(h)

15,770,279

500,000

6.000% due 8/18/23(h)

510,547

1,488,922

7.000% due 8/1/29 - 5/1/32

1,569,965

2,495,128

7.500% due 9/1/29 - 3/1/32

2,682,668

4,400

8.000% due 2/1/31

4,752

10,270,936

6.000% due 4/1/32 - 11/1/37

10,387,329

Total FNMA

76,265,223

GNMA — 2.3%

Government National Mortgage Association (GNMA):

6,006,656

6.500% due 5/15/28 - 8/15/34

6,217,462

2,023,056

7.000% due 3/15/29 - 3/15/32

2,159,732

719,514

7.500% due 1/15/30 - 9/15/31

772,663

5,100,000

5.000% due 8/20/38(h)

4,925,483

Total GNMA

14,075,340

TOTAL MORTGAGE-BACKED SECURITIES (Cost — $118,388,008)

119,204,249

See Notes to
Financial Statements.

Legg Mason Partners Diversified Strategic Income Fund 2008 Annual Report

29

Schedule of investments continued

July 31, 2008

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND

FACE AMOUNT†

SECURITY

VALUE

SOVEREIGN BONDS — 4.4%

Brazil — 1.2%

Brazil Nota do Tesouro Nacional, Notes:

1,000
BRL

10.000% due 1/1/10

$
601

12,699,000
BRL

10.000% due 7/1/10

7,508,381

Total Brazil

7,508,982

Indonesia — 0.4%

26,474,000,000
IDR

Republic of Indonesia, Bonds, 11.000% due 9/15/25

2,591,238

Italy — 0.8%

4,750,000

Region of Lombardy, Notes, 5.804% due 10/25/32

5,127,763

Mexico — 0.6%

United Mexican States:

53,000

Global Bonds, 10.375% due 2/17/09

54,934

Medium-Term Notes:

380,000

5.625% due 1/15/17

384,180

2,810,000

6.750% due 9/27/34

3,029,180

Total Mexico

3,468,294

Russia — 1.3%

Russian Federation, Bonds:

365,000

11.000% due 7/24/18(a)

512,734

6,390,680

7.500% due 3/31/30(a)

7,199,836

Total Russia

7,712,570

Supranational — 0.1%

875,000

Corporacion Andina de Fomento, Notes, 6.875% due 3/15/12

918,284

TOTAL SOVEREIGN BONDS (Cost — $25,871,042)

27,327,131

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 0.4%

U.S. Government Agencies — 0.4%

Federal Home Loan Bank (FHLB):

190,000

Bonds, 5.000% due 12/21/15

197,149

420,000

Global Bonds, 5.500% due 7/15/36

440,042

910,000

Federal Home Loan Mortgage Corp. (FHLMC), Bonds, 3.625% due 5/29/13

894,458

630,000

Federal National Mortgage Association (FNMA), Notes, 5.550% due 2/16/17

642,325

30,000

Tennessee Valley Authority, Bonds, 5.980% due 4/1/36

32,341

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $2,185,678)

2,206,315

U.S. TREASURY INFLATION PROTECTED SECURITIES — 1.1%

U.S. Treasury Bonds, Inflation Indexed:

2,997,961

1.750% due 1/15/28

2,801,925

See Notes to
Financial Statements.

30

Legg Mason Partners Diversified Strategic Income Fund 2008 Annual Report

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND

FACE AMOUNT†

SECURITY

VALUE

2,305,468

3.875% due 4/15/29

$
2,948,119

719,877

3.375% due 4/15/32

888,767

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost — $6,638,728)

6,638,811

SHARES

COMMON STOCKS — 0.0%

CONSUMER DISCRETIONARY — 0.0%

Household Durables — 0.0%

1,533,221

Home Interiors & Gifts Inc.(d)(e)*

2

2,998

Mattress Discounters Corp.(d)(e)*

0

TOTAL CONSUMER DISCRETIONARY

2

CONSUMER STAPLES — 0.0%

Food Products — 0.0%

24,971

Aurora Foods Inc.(d)(e)*

0

INFORMATION TECHNOLOGY — 0.0%

Computers & Peripherals — 0.0%

2,433

Axiohm Transaction Solutions Inc.(d)(e)*

0

MATERIALS — 0.0%

Chemicals — 0.0%

1

Pliant Corp.(d)(e)*

0

TELECOMMUNICATION SERVICES — 0.0%

Diversified Telecommunication Services — 0.0%

3,736

McLeodUSA Inc., Class A Shares(d)(e)*

0

19,250

Pagemart Wireless(d)(e)*

192

TOTAL TELECOMMUNICATION SERVICES

192

TOTAL COMMON STOCKS (Cost — $801,677)

194

PREFERRED STOCKS — 0.5%

CONSUMER DISCRETIONARY — 0.0%

Media — 0.0%

1

ION Media Networks Inc., Series B*

390

FINANCIALS — 0.4%

Diversified Financial Services — 0.0%

TCR Holdings Corp.:

841

Class B Shares(d)(e)*

1

462

Class C Shares(d)(e)*

0

1,218

Class D Shares(d)(e)*

1

2,521

Class E Shares(d)(e)*

3

Total Diversified Financial Services

5

See Notes to
Financial Statements.

Legg Mason Partners Diversified Strategic Income Fund 2008 Annual Report

31

Schedule of investments continued

July 31, 2008

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND

SHARES

SECURITY

VALUE

Thrifts & Mortgage Finance — 0.4%

92,225

Federal Home Loan Mortgage Corp. (FHLMC)(c)

$
1,563,214

62,800

Federal National Mortgage Association (FNMA)

1,054,412

3,200

Federal National Mortgage Association (FNMA)(c)

89,408

Total Thrifts & Mortgage Finance

2,707,034

TOTAL FINANCIALS

2,707,039

UTILITIES — 0.1%

Electric Utilities — 0.1%

5,200

AES Trust III

247,520

TOTAL PREFERRED STOCKS (Cost — $4,316,035)

2,954,949

CONVERTIBLE PREFERRED STOCKS — 0.3%

CONSUMER DISCRETIONARY — 0.3%

Automobiles — 0.3%

139,850

General Motors Corp., Senior Debentures, Series C, 6.250% due 7/15/33 (Cost — $3,376,830)

1,597,087

ESCROWED SHARES — 0.0%

375,000

Pillowtex Corp., 9.000%(d)(e)* (Cost — $0)

0

CONTRACTS

PURCHASED OPTION — 0.0%

27,500

Eurodollar Futures, Put @ $95.38, expires 9/15/08 (Cost — $192)

69

WARRANTS

WARRANTS — 0.0%

2,095

Cybernet Internet Services International Inc., Expires 7/1/09(a)(d)(e)*

0

1,780

GT Group Telecom Inc., Class B Shares, Expires 2/1/10(a)(d)(e)*

0

1,000

IWO Holdings Inc., Expires 1/15/11(a)(d)(e)*

0

250

Jazztel PLC, Expires 7/15/10(a)(d)(e)*

0

200

Leap Wireless International Inc., Expires 4/15/10(a)(d)(e)*

0

1,865

Merrill Corp., Class B Shares, Expires 5/1/09(a)(d)(e)*

0

2,521

Pillowtex Corp., Expires 11/24/09(d)(e)*

0

TOTAL WARRANTS (Cost — $341,523)

0

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $764,826,571)

654,649,418

Face Amount†

SHORT-TERM INVESTMENTS — 6.6%

Sovereign Bonds — 2.1%

Bank Negara Malaysia Islamic Notes:

32,000
MYR

Zero coupon bond to yield 3.261% due 8/21/08

9,810

124,000
MYR

Zero coupon bond to yield 3.229% due 9/16/08

37,927

120,000
MYR

Zero coupon bond to yield 3.205% due 9/25/08

36,678

See Notes to
Financial Statements.

32

Legg Mason Partners Diversified Strategic Income Fund 2008 Annual Report

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND

FACE AMOUNT†

SECURITY

VALUE

Sovereign Bonds — 2.1% continued

50,000
MYR

Zero coupon bond to yield 3.394% due 11/27/08

$
15,190

Bank Negara Malaysia Monetary Notes:

373,000
MYR

Zero coupon bond to yield 3.391% due 8/7/08

114,494

544,000
MYR

Zero coupon bond to yield 3.277% due 8/14/08

166,882

7,846,000
MYR

Zero coupon bond to yield 3.388% due 8/28/08

2,403,701

446,000
MYR

Zero coupon bond to yield 3.388% due 8/28/08

136,648

40,000
MYR

Zero coupon bond to yield 3.330% due 10/21/08

12,194

1,492,000
MYR

Zero coupon bond to yield 3.321% due 11/13/08

453,947

Egypt Treasury Bills:

44,125,000
EGP

Zero coupon bond to yield 9.952% due 10/28/08(e)

8,115,110

9,700,000
EGP

Zero coupon bond to yield 10.214% due 11/11/08(e)

1,775,996

Total Sovereign Bonds (Cost — $13,061,392)

13,278,577

U.S. Government Agencies — 3.1%

Federal National Mortgage Association (FNMA), Discount Notes:

5,236,000

1.825% - 2.027% due 12/15/08(i)(j)

5,187,043

14,000,000

2.733% due 1/5/09(i)

13,842,780

Total U.S. Government Agencies (Cost — $19,035,092)

19,029,823

Repurchase Agreement — 1.4%

8,555,000

Morgan Stanley tri-party repurchase agreement dated 7/31/08, 2.130% due 8/1/08; Proceeds at maturity — $8,555,506; (Fully collateralized by U.S. government agency obligation, 0.000% due 2/27/15; Market value — $8,730,500) (Cost — $8,555,000)

8,555,000

TOTAL SHORT-TERM INVESTMENTS (Cost — $40,651,484)

40,863,400

TOTAL INVESTMENTS — 112.7% (Cost — $805,478,055#)

695,512,818

Liabilities in Excess of Other Assets — (12.7)%

(78,521,037
)

TOTAL NET ASSETS — 100.0%

$
616,991,781

*
Non-income producing security.

†
Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)
Security is currently in default.

(c)
  Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2008.

(d)
Illiquid security.

(e)
  Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See
Note 1).

(f)
  Payment-in-kind security for which part of the income earned may be paid as additional principal.

(g)
  Security has no maturity date. The date shown represents the next call date.

(h)
  This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(i)
Rate shown represents yield-to-maturity.

(j)
  All or a portion of this security is held at the broker as collateral for open futures contracts.

#
Aggregate cost for federal income tax purposes is $809,229,981.

See Notes to Financial Statements.

Legg Mason Partners Diversified Strategic Income Fund 2008 Annual Report

33

Schedule of investments continued

July 31, 2008

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND

Abbreviations used in this schedule:

ARM

—Adjustable Rate Mortgage

BRL

—Brazilian Real

EGP

—Egyptian Pound

EUR

—Euro

GMAC

—General Motors Acceptance Corp.

GSAMP

—Goldman Sachs Alternative Mortgage Products

IDR

—Indonesian Rupiah

IO

—Interest Only

MASTR

—Mortgage Asset Securitization Transactions Inc.

MYR

—Malaysian Ringgit

RUB

—Russian Ruble

SCHEDULE OF WRITTEN OPTIONS

CONTRACTS

SECURITY

EXPIRATION DATE

STRIKE PRICE

VALUE

84

Eurodollar Futures, Put

9/15/08

$
96.63

$
3,150

31

Eurodollar Futures, Put

9/15/08

97.00

3,294

247

Eurodollar Futures, Put

9/15/08

97.75

347,344

40

U.S. Treasury Bonds Futures, Call

8/22/08

118.00

11,875

36

U.S. Treasury 5-Year Notes Futures, Call

8/22/08

114.00

1,969

36

U.S. Treasury 5-Year Notes Futures, Put

8/22/08

108.00

1,125

18

U.S. Treasury 5-Year Notes Futures, Put

8/22/08

110.50

6,047

25

U.S. Treasury 10-Year Notes Futures, Call

8/22/08

119.00

781

25

U.S. Treasury 10-Year Notes Futures, Call

8/22/08

117.00

5,078

18

U.S. Treasury 10-Year Notes Futures, Call

8/22/08

115.50

10,125

140

U.S. Treasury 10-Year Notes Futures, Call

8/22/08

118.00

10,937

14

U.S. Treasury 10-Year Notes Futures, Call

8/22/08

115.00

11,813

118

U.S. Treasury 10-Year Notes Futures, Call

8/22/08

116.50

33,188

36

U.S. Treasury 10-Year Notes Futures, Call

8/22/08

114.50

37,688

121

U.S. Treasury 10-Year Notes Futures, Call

8/22/08

116.00

52,937

35

U.S. Treasury 10-Year Notes Futures, Call

8/22/08

113.50

59,609

113

U.S. Treasury 10-Year Notes Futures, Call

8/22/08

114.00

153,609

28

U.S. Treasury 10-Year Notes Futures, Call

11/21/08

117.00

19,250

45

U.S. Treasury 10-Year Notes Futures, Call

11/21/08

115.50

51,328

39

U.S. Treasury 10-Year Notes Futures, Put

8/22/08

111.00

2,437

36

U.S. Treasury 10-Year Notes Futures, Put

8/22/08

111.50

3,375

44

U.S. Treasury 10-Year Notes Futures, Put

8/22/08

112.00

5,500

62

U.S. Treasury 10-Year Notes Futures, Put

11/21/08

108.00

20,344

TOTAL WRITTEN OPTIONS (Premiums received — $913,304)

$
852,803

See Notes to
Financial Statements.

34

Legg Mason Partners Diversified Strategic Income Fund 2008 Annual Report

Statement of assets and liabilities

July 31, 2008

ASSETS:

Investments, at value (Cost — $805,478,055)

$
695,512,818

Foreign currency, at value (Cost — $1,225,063)

1,375,943

Cash

305

Receivable for securities sold

53,914,529

Interest receivable

9,679,483

Deposits with brokers for swaps

2,100,000

Deposits with brokers for open futures contracts

1,376,592

Unrealized appreciation on swaps

1,205,509

Interest receivable for open swap contracts

1,065,704

Receivable from broker — variation margin on open futures contracts

948,353

Receivable for Fund shares sold

127,851

Principal paydown receivable

17,245

Receivable for open forward currency contracts

11,674

Other receivable

299,266

Prepaid expenses

35,165

Total Assets

767,670,437

LIABILITIES:

Payable for securities purchased

141,456,291

Payable for Fund shares repurchased

1,973,242

Premium received for open swaps

1,781,526

Unrealized depreciation on swaps

1,766,690

Distributions payable

1,101,654

Interest payable for open swap contracts

866,164

Written options, at value (premium received $913,304)

852,803

Investment management fee payable

292,137

Distribution fees payable

197,391

Trustees’ fees payable

50,402

Accrued expenses

340,356

Total Liabilities

150,678,656

TOTAL NET ASSETS

$
616,991,781

NET ASSETS:

Par value (Note 6)

$
1,059

Paid-in capital in excess of par value

989,389,861

Undistributed net investment income

3,950,646

Accumulated net realized loss on investments, futures contracts, written options, swap contracts and foreign currency transactions

(267,008,896
)

Net unrealized depreciation on investments, futures contracts, written options, swap contracts and foreign currencies

(109,340,889
)

TOTAL NET ASSETS

$
616,991,781

See Notes to
Financial Statements.

Legg Mason Partners Diversified Strategic Income Fund 2008 Annual Report

35

Statement of assets and liabilities continued

July 31, 2008

Shares Outstanding:

Class A

75,321,534

Class B

12,753,605

Class C

15,100,988

Class I

2,730,635

Net Asset Value:

Class A (and redemption price)

$5.82

Class B1

$5.85

Class C1

$5.83

Class I (and redemption price)

$5.83

Maximum Public Offering Price Per Share:

Class A (based on maximum initial sales charge of 4.25%)

$6.08

[1]
  Redemption price is NAV of Class B and C shares reduced by a 4.50% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

36

Legg Mason Partners Diversified Strategic Income Fund 2008 Annual Report

Statement of operations

For the Year Ended July 31, 2008

INVESTMENT INCOME:

Interest

$
53,735,468

Dividends

436,436

Less: Foreign taxes withheld

(24,013
)

Total Investment Income

54,147,891

EXPENSES:

Investment management fee (Note 2)

4,809,355

Distribution fees (Notes 2 and 4)

2,774,734

Transfer agent fees (Note 4)

815,496

Shareholder reports (Note 4)

219,111

Custody fees

104,930

Registration fees

74,691

Audit and tax

44,698

Legal fees

42,728

Trustees’ fees

23,965

Insurance

16,277

Miscellaneous expenses

12,015

Total Expenses

8,938,000

Less: Fee waivers and/or expense reimbursements (Note 2)

(382,179
)

Fees paid indirectly (Note 1)

(1,687
)

Net Expenses

8,554,134

NET INVESTMENT INCOME

45,593,757

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, WRITTEN OPTIONS, SWAP CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1
AND 3):

Net Realized Gain (Loss) From:

Investment transactions

(3,779,467
)

Futures contracts

(10,752,996
)

Written options

7,656,945

Swap contracts

107,748

Foreign currency transactions

(207,693
)

Net Realized Loss

(6,975,463
)

Change in Net Unrealized Appreciation/Depreciation From:

Investments

(72,760,144
)

Futures contracts

2,539,646

Written options

1,041,416

Swap contracts

(561,181
)

Foreign currencies

220,282

Change in Net Unrealized Appreciation/Depreciation

(69,519,981
)

NET LOSS ON INVESTMENTS, FUTURES CONTRACTS, WRITTEN OPTIONS, SWAP CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS

(76,495,444
)

DECREASE IN NET ASSETS FROM OPERATIONS

$
(30,901,687
)

See Notes to
Financial Statements.

Legg Mason Partners Diversified Strategic Income Fund 2008 Annual Report

37

Statements of changes in net assets

FOR THE YEARS ENDED JULY 31,

2008

2007

OPERATIONS:

Net investment income

$
45,593,757

$
47,780,017

Net realized gain (loss)

(6,975,463
)

10,343,983

Change in net unrealized appreciation/depreciation

(69,519,981
)

(26,001,598
)

Increase (Decrease) in Net Assets From Operations

(30,901,687
)

32,122,402

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):

Net investment income

(47,434,546
)

(49,590,271
)

Decrease in Net Assets From Distributions to Shareholders

(47,434,546
)

(49,590,271
)

FUND SHARE TRANSACTIONS (NOTE 6):

Net proceeds from sale of shares

57,429,650

130,559,905

Reinvestment of distributions

32,187,372

32,300,338

Cost of shares repurchased

(218,458,475
)

(244,621,684
)

Net assets of shares issued in connection with merger (Note 7)

—

126,092,178

Increase (Decrease) in Net Assets From Fund Share Transactions

(128,841,453
)

44,330,737

INCREASE (DECREASE) IN NET ASSETS

(207,177,686
)

26,862,868

NET ASSETS:

Beginning of year

824,169,467

797,306,599

End of year*

$
616,991,781

$
824,169,467

* Includes undistributed net investment income of:

$3,950,646

$8,677,848

See Notes to
Financial Statements.

38

Legg Mason Partners Diversified Strategic Income Fund 2008 Annual Report

Financial highlights

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
YEAR ENDED JULY 31:

CLASS A SHARES[1]

2008

2007

2006

2005

2004

NET ASSET VALUE, BEGINNING OF YEAR

$
6.52

$
6.64

$
6.89

$
6.69

$
6.52

INCOME (LOSS) FROM OPERATIONS:

Net investment income

0.40

0.40

0.37

0.38

0.38

Net realized and unrealized gain (loss)

(0.68
)

(0.10
)

(0.23
)

0.18

0.13

Total income (loss) from operations

(0.28
)

0.30

0.14

0.56

0.51

LESS DISTRIBUTIONS FROM:

Net investment income

(0.42
)

(0.42
)

(0.39
)

(0.36
)

(0.34
)

Total distributions

(0.42
)

(0.42
)

(0.39
)

(0.36
)

(0.34
)

NET ASSET VALUE, END OF YEAR

$
5.82

$6.52

$6.64

$6.89

$6.69

Total return[2]

(4.66
)%

4.41
%

2.06
%

8.49
%

7.93
%

NET ASSETS, END OF YEAR (000s)

$438,360

$562,788

$532,121

$585,940

$581,193

RATIOS TO AVERAGE NET ASSETS:

Gross expenses

1.07
%

1.03
%[3]

1.01
%

1.04
%

1.02
%

Net expenses

1.00
[4,5,6]

1.02
[3,4,5]

0.99
[4]

1.01
[4]

1.02

Net investment income

6.32

5.93

5.54

5.54

5.67

PORTFOLIO TURNOVER RATE[7]

46
%

198
%

202
%

61
%

48
%

[1]
Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would have been 1.02% and 1.01%, respectively.

[4]
Reflects fee waivers and/or expense reimbursements.

[5]

As a result of a contractual expense limitation, effective March 5, 2007 through December 1, 2008, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 1.00%.

[6]
There was no impact to the expense ratio as a result of fees paid indirectly.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 307%, 344%, 513%, 368% and 357% for the years ended July 31, 2008, 2007, 2006, 2005 and 2004, respectively.

See Notes to Financial Statements.

Legg Mason Partners Diversified Strategic Income Fund 2008 Annual Report

39

Financial highlights continued

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED
JULY 31:

CLASS B SHARES[1]

2008

2007

2006

2005

2004

NET ASSET VALUE, BEGINNING OF YEAR

$6.56

$6.68

$6.93

$6.72

$6.55

INCOME (LOSS) FROM OPERATIONS:

Net investment income

0.36

0.37

0.34

0.35

0.35

Net realized and unrealized gain (loss)

(0.69
)

(0.11
)

(0.24
)

0.18

0.13

Total income (loss) from operations

(0.33
)

0.26

0.10

0.53

0.48

LESS DISTRIBUTIONS FROM:

Net investment income

(0.38
)

(0.38
)

(0.35
)

(0.32
)

(0.31
)

Total distributions

(0.38
)

(0.38
)

(0.35
)

(0.32
)

(0.31
)

NET ASSET VALUE, END OF YEAR

$5.85

$6.56

$6.68

$6.93

$6.72

Total return[2]

(5.39
)%

3.85
%

1.52
%

8.05
%

7.35
%

NET ASSETS, END OF YEAR (000s)

$74,664

$116,963

$139,363

$232,610

$317,760

RATIOS TO AVERAGE NET ASSETS:

Gross expenses

1.67
%

1.57
%[3]

1.54
%

1.54
%

1.54
%

Net expenses

1.67
[4]

1.57
[3,5]

1.53
[5]

1.50
[5]

1.54

Net investment income

5.63

5.38

4.96

5.06

5.16

PORTFOLIO TURNOVER RATE[6]

46
%

198
%

202
%

61
%

48
%

[1]
Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios both would have been 1.55%.

[4]
There was no impact to the expense ratio as a result of fees paid indirectly.

[5]
Reflects fee waivers and/or expense reimbursements.

[6]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 307%, 344%, 513%, 368% and 357% for the years ended July 31, 2008, 2007, 2006, 2005 and 2004, respectively.

See Notes to Financial Statements.

40

Legg Mason Partners Diversified Strategic Income Fund 2008 Annual Report

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED
JULY 31:

CLASS C SHARES[1]

2008

2007

2006

2005

2004

NET ASSET VALUE, BEGINNING OF YEAR

$6.53

$6.65

$6.90

$6.70

$6.53

INCOME (LOSS) FROM OPERATIONS:

Net investment income

0.37

0.37

0.34

0.34

0.35

Net realized and unrealized gain (loss)

(0.69
)

(0.10
)

(0.24
)

0.18

0.13

Total income (loss) from operations

(0.32
)

0.27

0.10

0.52

0.48

LESS DISTRIBUTIONS FROM:

Net investment income

(0.38
)

(0.39
)

(0.35
)

(0.32
)

(0.31
)

Total distributions

(0.38
)

(0.39
)

(0.35
)

(0.32
)

(0.31
)

NET ASSET VALUE, END OF YEAR

$5.83

$6.53

$6.65

$6.90

$6.70

Total return[2]

(5.14
)%

3.93
%

1.54
%

7.95
%

7.43
%

NET ASSETS, END OF YEAR (000s)

$
88,052

$
122,439

$
108,003

$
127,225

$
138,059

RATIOS TO AVERAGE NET ASSETS:

Gross expenses

1.52
%

1.48
%[3]

1.52
%

1.55
%

1.55
%

Net expenses

1.52
[4]

1.48
[3,5]

1.50
[5]

1.52
[5]

1.55

Net investment income

5.79

5.48

5.03

5.03

5.21

PORTFOLIO TURNOVER RATE[6]

46
%

198
%

202
%

61
%

48
%

[1]
Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios both would have been 1.47%.

[4]
There was no impact to the expense ratio as a result of fees paid indirectly.

[5]
Reflects fee waivers and/or expense reimbursements.

[6]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 307%, 344%, 513%, 368% and 357% for the years ended July 31, 2008, 2007, 2006, 2005 and 2004, respectively.

See Notes to Financial Statements.

Legg Mason Partners Diversified Strategic Income Fund 2008 Annual Report

41

Financial highlights continued

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED
JULY 31:

CLASS I SHARES[1]

2008

2007

2006

2005

2004

NET ASSET VALUE, BEGINNING OF YEAR

$
6.53

$
6.65

$
6.90

$
6.69

$
6.52

INCOME (LOSS) FROM OPERATIONS:

Net investment income

0.42

0.42

0.39

0.40

0.40

Net realized and unrealized gain (loss)

(0.68
)

(0.10
)

(0.23
)

0.19

0.13

Total income (loss) from operations

(0.26
)

0.32

0.16

0.59

0.53

LESS DISTRIBUTIONS FROM:

Net investment income

(0.44
)

(0.44
)

(0.41
)

(0.38
)

(0.36
)

Total distributions

(0.44
)

(0.44
)

(0.41
)

(0.38
)

(0.36
)

NET ASSET VALUE, END OF YEAR

$5.83

$6.53

$6.65

$6.90

$6.69

Total return[2]

(4.34
)%

4.75
%

2.38
%

9.01
%

8.28
%

NET ASSETS, END OF YEAR (000s)

$15,916

$21,979

$17,820

$130,152

$133,440

RATIOS TO AVERAGE NET ASSETS:

Gross expenses

0.69
%

0.71
%[3]

0.67
%

0.68
%

0.68
%

Net expenses

0.68
[4,5,6]

0.69
[3,4,5]

0.67
[4]

0.65
[4]

0.68

Net investment income

6.61

6.24

5.69

5.90

6.02

PORTFOLIO TURNOVER RATE[7]

46
%

198
%

202
%

61
%

48
%

[1]
Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would have been 0.69% and 0.68%, respectively.

[4]
Reflects fee waivers and/or expense reimbursements.

[5]

As a result of a contractual expense limitation, effective March 5, 2007 through December 1, 2008, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 0.68%.

[6]
There was no impact to the expense ratio as a result of fees paid indirectly.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 307%, 344%, 513%, 368% and 357% for the years ended July 31, 2008, 2007, 2006, 2005 and 2004, respectively.

See Notes to Financial Statements.

42

Legg Mason Partners Diversified Strategic Income Fund 2008 Annual Report

Notes to financial statements

1. Organization and significant accounting policies

Legg Mason Partners Diversified Strategic Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the
“Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles
(“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial futures contracts. The Fund may enter into financial futures contracts typically to hedge against the economic impact of adverse changes in

Legg Mason Partners Diversified Strategic Income Fund 2008 Annual Report

43

Notes to financial statements continued

market value of portfolio securities, as a substitute for buying and selling securities, as a cash flow management technique or to enhance returns.
Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal in value to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. For foreign currency denominated futures contracts, variation margins are not settled daily. The Fund recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments.
In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d)
Forward foreign currency contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by

44

Legg Mason Partners Diversified Strategic Income Fund 2008 Annual Report

the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S.
government agency mortgage pass-through securities. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days after purchase. Beginning on the date the Fund enters into a TBA transaction, cash,
U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(f) Mortgage dollar rolls. The Fund may enter into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the specified future date. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

The Fund executes its mortgage dollar rolls entirely in the TBA market, where the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date.

The risk of entering into a
mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(g) Written options. When the Fund writes an option,
an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is added to the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by

Legg Mason Partners Diversified Strategic Income Fund 2008 Annual Report

45

Notes to financial statements continued

entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(h) Stripped securities. The Fund
invests in “Stripped Securities,” a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IO’s is
sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(i) Loan participation. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(j) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar

46

Legg Mason Partners Diversified Strategic Income Fund 2008 Annual Report

amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions
may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(k) Swap
contracts. Swaps involve the exchange by the Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices or securities.
The Fund may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique, or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps are marked-to-market daily based upon quotations
from market makers and the change in value, if any, is recorded as an unrealized gain or loss in the Statement of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.

Legg Mason Partners Diversified Strategic Income Fund 2008 Annual Report

47

Notes to financial statements continued

(l) Credit default swaps. The Fund may enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issuers or sovereign issuers of an emerging country, on a specified obligation. The Fund may use a CDS to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap, and in certain instances take delivery of the security. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Payments received or made
at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations and are amortized over the life of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations.

Entering
into a CDS involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement and that there will be unfavorable changes in net interest rates.

(m) Swaptions. The Fund may write
swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer enters a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer enters a swap and is obligated to pay the floating rate and receive a fixed rate in exchange. Swaptions are marked to market daily based upon quotations from market makers.

48

Legg Mason Partners Diversified Strategic Income Fund 2008 Annual Report

When the Fund writes a swaption,
an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked to market daily to reflect the current market value of the swaption written. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received. When a written swaption is exercised, the premium received is added to the basis of the swap agreement entered.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, the Fund enters into swaption contracts with counterparties whose creditworthiness has been evaluated by the Investment Manager. The Fund bears the market risk arising from any change in index values or interest rates.

(n) Credit and market
risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in structured securities collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

Consistent with its objective to seek high current income, the Fund may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which the instruments are indexed. These securities are generally more volatile in nature and the risk of loss of principal is greater.

Legg Mason Partners Diversified Strategic Income Fund 2008 Annual Report

49

Notes to financial statements continued

(o) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(p) Distributions to shareholders. Distributions from net investment income on shares of the Fund are declared each business day to shareholders of record, and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(q) Class accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(r) Fees paid indirectly. The Fund’s custody fees are reduced according to a fee arrangement, which provides for a reduction based on the level of cash deposited with the custodian by the Fund. The amount is shown as a reduction of expenses on the
Statement of Operations.

(s) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of July 31, 2008, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(t) Reclassification.
 GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax

50

Legg Mason Partners Diversified Strategic Income Fund 2008 Annual Report

reporting. These reclassifications have no effect on net assets or net asset values per share. During the current year, the following reclassifications have been made:

UNDISTRIBUTED NET INVESTMENT INCOME

ACCUMULATED NET REALIZED LOSS

PAID-IN CAPITAL

(a)

—

$
60,471,663

$
(60,471,663
)

(b)

$
(2,886,413
)

2,886,413

—

(a)
Reclassifications are primarily due to the expiration of a capital loss carryover.

(b)
Reclassifications are primarily due to foreign currency transactions treated as ordinary income for tax purposes, differences between book and tax amortization of premium on fixed income securities, income from mortgage backed securities treated as capital gains for tax purposes, book/tax differences in the treatment of consent fees and book/tax differences in the treatment of swaps.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset
Limited”) are the Fund’s subadvisers. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of the Fund’s average daily net assets, in accordance with the following breakpoint schedule:

AVERAGE DAILY NET ASSETS

ANNUAL RATE

First $1 billion

0.650
%

Next $1 billion

0.625

Next $3 billion

0.600

Next $5 billion

0.575

Over $10 billion

0.550

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Asset Limited a subadvisory fee of 0.30% on the assets managed by Western Asset Limited.

As a result of a contractual expense limitation, effective March 5, 2007 through December 1, 2008, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A and Class I shares will not exceed 1.00% and 0.68%, respectively.

During the year ended July 31, 2008, LMPFA waived a portion of its fee in the amount of $382,179.

Legg Mason Partners Diversified Strategic Income Fund 2008 Annual Report

51

Notes to financial statements continued

Effective December 1, 2007, Legg
Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor. Prior to December 1, 2007, Citigroup Global Markets Inc. (“CGM”), PFS
Investments Inc. (“PFS”) and LMIS served as distributors of the Fund.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the year ended July 31, 2008, LMIS and its affiliates received sales charges of approximately $31,000 on sales of the Fund’s Class A shares. In addition, for the year ended July 31, 2008, CDSCs paid to LMIS and its affiliates were approximately:

CLASS A

CLASS B

CLASS C

CDSCs

$
2,000

$
70,000

$
3,000

The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Trustees”) to defer the receipt of all or a portion of the trustees’ fees earned until a later date specified by the Trustees. The deferred balances are reported in the Statement of Operations under
Trustees’ fees and are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was terminated effective January 1, 2006. This change will have no effect on fees previously deferred. As of July 31, 2008, the Fund had accrued $26,303 as deferred compensation payable.

Certain officers and one
Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the year ended July 31, 2008, the aggregate cost of purchases and proceeds from sales of investments and U.S Government & Agency Obligations
(excluding short-term investments) were as follows:

INVESTMENTS

U.S. GOVERNMENT & AGENCY OBLIGATIONS

Purchases

$
125,560,698

$
2,410,362,557

Sales

176,620,578

2,564,850,871

52

Legg Mason Partners Diversified Strategic Income Fund 2008 Annual Report

At July 31, 2008, the
aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation

$
7,177,490

Gross unrealized depreciation

(120,894,653
)

Net unrealized depreciation

$
(113,717,163
)

At July 31, 2008, the Fund had the following open futures contracts:

NUMBER OF CONTRACTS

EXPIRATION DATE

BASIS VALUE

MARKET VALUE

UNREALIZED GAIN (LOSS)

Contracts to Buy:

Eurodollar

401

9/08

$
97,470,330

$
97,432,975

$
(37,355
)

Eurodollar

526

3/09

127,308,455

127,443,225

134,770

Eurodollar

157

6/09

38,352,560

37,970,450

(382,110
)

Eurodollar

22

12/09

5,275,260

5,288,800

13,540

Germany Federal Republic 10-Year Bonds

422

9/08

73,931,631

74,027,238

95,607

British Pound 90 Day

53

3/09

12,340,120

12,408,630

68,510

U.S. Treasury Bonds

37

9/08

4,228,318

4,273,500

45,182

U.S. Treasury 5-Year Notes

738

9/08

81,248,557

82,165,922

917,365

U.S. Treasury 10-Year Notes

229

9/08

25,818,044

26,295,641

477,597

1,333,106

Contracts to Sell:

Australian Dollar

29

9/08

2,715,125

2,717,010

$
(1,885
)

British Pound

182

9/08

22,112,721

22,480,412

(367,691
)

Euro

17

9/08

3,309,390

3,305,863

3,527

Eurodollar

22

12/08

5,327,465

5,335,275

(7,810
)

U.S. Treasury 2-Year Notes

1

9/08

211,011

212,000

(989
)

(374,848
)

Net unrealized gain on open futures contracts

$
958,258

At July 31, 2008, the Fund had the following open forward foreign currency contracts:

LOCAL CURRENCY

MARKET VALUE

SETTLEMENT DATE

UNREALIZED GAIN

Contracts to Buy:

Indian Rupee

28,737,800

$
669,370

9/16/08

$
6,751

Indian Rupee

24,009,400

559,235

9/16/08

747

Indian Rupee

19,070,000

444,185

9/16/08

4,176

Net unrealized gain on open forward foreign currency contracts

$
11,674

At July 31, 2008, the Fund held TBA securities with a total cost of $87,528,527.

Legg Mason Partners Diversified Strategic Income Fund 2008 Annual Report

53

Notes to financial statements continued

During the year ended
July 31, 2008, written option transactions for the Fund were as follows:

NUMBER OF CONTRACTS/ NOTIONAL PAR

PREMIUMS

Written options, outstanding July 31, 2007

3,308

$
1,196,382

Options written

13,117,102

9,843,560

Options closed

(604,100
)

(2,694,089
)

Options expired

(12,314,919
)

(7,431,179
)

Options exercised

(200,000
)

(1,370
)

Written options, outstanding July 31, 2008

1,391

$
913,304

At July 31, 2008, the Fund had the following open swap contracts:

SWAP COUNTERPARTY (REFERENCE ENTITY)

NOTIONAL AMOUNT†

TERMINATION DATE

PERIODIC PAYMENTS MADE BY THE FUND*

PERIODIC PAYMENTS RECEIVED BY THE FUND*

UNREALIZED APPRECIATION/ (DEPRECIATION

Interest Rate Swaps:

Barclay’s Capital Inc.

16,100,000
EUR

4/11/10

6-Month Euribor

4.280%

$
(273,164
)

Barclay’s Capital Inc.

12,300,000
EUR

4/14/10

6-Month Euribor

4.254%

(216,740
)

Barclay’s Capital Inc.

2,200,000
EUR

5/12/10

6-Month Euribor

4.441%

(29,397
)

Barclay’s Capital Inc.

3,300,000
EUR

4/11/18

4.466%

6-Month Euribor

147,062

Barclay’s Capital Inc.

2,600,000
EUR

4/14/18

4.440%

6-Month Euribor

124,014

Barclay’s Capital Inc.

3,956,000

5/31/12

3-Month LIBOR

4.400%

56,697

Barclay’s Capital Inc.

13,500,000

3/19/18

3-Month LIBOR

5.000%

534,497

Credit Suisse First Boston Inc.

21,200,000

6/2/12

3-Month LIBOR

4.790%

78,514

Credit Suisse First Boston Inc.

5,100,000

6/2/20

5.223%

3-Month LIBOR

(37,853
)

Lehman Brothers Inc.**

16,770,000

6/16/12

3-Month LIBOR

4.950%

106,506

Lehman Brothers Inc.**

8,390,000

6/17/12

3-Month LIBOR

5.140%

81,477

Lehman Brothers Inc.**

4,090,000

6/16/20

5.247%

3-Month LIBOR

(29,463
)

Lehman Brothers Inc.**

2,050,000

6/17/20

5.329%

3-Month LIBOR

(26,979
)

515,171

†
Notional amount denominated in U.S. dollars, unless otherwise noted.

*
Percentage shown are annual percentage rates.

**
Subsequent to the reporting period, Lehman Brothers Inc. the Swap counterparty, filed for Chapter 11 bankruptcy.

54

Legg Mason Partners Diversified Strategic Income Fund 2008 Annual Report

SWAP COUNTERPARTY (REFERENCE ENTITY)

NOTIONAL AMOUNT†

TERMINATION DATE

PERIODIC PAYMENTS MADE BY THE FUND*

PERIODIC PAYMENTS RECEIVED BY THE FUND*

UNREALIZED APPRECIATION/ (DEPRECIATION)

Credit Default Swaps:

Barclay’s Capital Inc. (CDX North America Crossover Index)

1,800,000

6/20/12

(a)

0.750% quarterly

$
(111,557
)

Barclay’s Capital Inc. (CDX North America Crossover Index)

1,500,000

12/20/12

(a)

1.400% quarterly

(79,092
)

Barclay’s Capital Inc. (CDX North America Crossover Index)

24,000,000

12/20/12

(a)

1.400% quarterly

(761,341
)

Barclay’s Capital Inc. (CDX North America Crossover Index)

2,000,000

12/20/12

(a)

1.400% quarterly

(44,843
)

Barclay’s Capital Inc. (CDX North America Crossover Index)

2,600,000

12/20/12

(a)

1.400% quarterly

(16,255
)

Barclay’s Capital Inc. (CDX North America Crossover Index)

100,000

6/20/13

3.500% quarterly

(b)

3,433

Barclay’s Capital Inc. (Juneau Investments LLC, 5.900% due 2/22/21)

120,000

12/20/12

3.600% quarterly

(b)

26,628

Barclay’s Capital Inc. (Juneau Investments LLC, 5.900% due 2/22/21)

190,000

12/20/12

3.600% quarterly

(b)

42,161

Barclay’s Capital Inc. (MBIA Insurance Corp., 5.376% due 10/6/10)

150,000

12/20/12

(a)

3.050% quarterly

(45,128
)

Barclay’s Capital Inc. (MBIA Insurance Corp., 5.376% due 10/6/10)

220,000

12/20/12

(a)

3.100% quarterly

(65,913
)

Credit Suisse First Boston Inc. (ABX.HE.AAA.06-1 Index)

600,000

7/25/45

(a)

0.180% monthly

(28,965
)‡

Credit Suisse First Boston Inc. (CDX North America Crossover Index)

100,000

6/20/13

3.500% quarterly

(b)

4,520

(1,076,352
)

Net unrealized depreciation on open swap contracts

$
(561,181
)

†
Notional amount denominated in U.S. dollars, unless otherwise noted.

*
Percentage shown are annual percentage rates.

(a)
  As a seller of protection, the Fund will pay an amount up to the notional value of the swap, and in certain instances take delivery of the security if a credit event occurs.

(b)
  As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

‡
Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

Legg Mason Partners Diversified Strategic Income Fund 2008 Annual Report

55

Notes to financial statements continued

4. Class specific expenses

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.50% and 0.45% of the average daily net assets of each class. Distribution fees are accrued daily and paid monthly.

For the year ended July 31, 2008, class specific expenses were as follows:

DISTRIBUTION FEES

TRANSFER AGENT FEES

SHAREHOLDER REPORTS EXPENSES

Class A

$
1,285,676

$
525,748

$
146,105

Class B

730,393

171,088

48,599

Class C

758,665

118,417

24,307

Class I

—

243

100

Total

$
2,774,734

$
815,496

$
219,111

5. Distributions to shareholders by class

YEAR ENDED JULY 31, 2008

YEAR ENDED JULY 31, 2007

Net Investment Income:

Class A

$
33,784,354

$
34,658,689

Class B

5,738,988

6,949,534

Class C

6,546,844

6,652,560

Class I

1,364,360

1,329,488

Total

$
47,434,546

$
49,590,271

6. Shares of beneficial interest

At July 31, 2008, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares. Prior to April 16, 2007, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share.

Transactions in shares of each class were as follows:

YEAR ENDED JULY 31, 2008

YEAR ENDED JULY 31, 2007

SHARES

AMOUNT

SHARES

AMOUNT

Class A

Shares sold

6,255,677

$
39,746,584

15,488,690

$
105,763,702

Shares issued on reinvestment

3,575,466

22,585,080

3,272,972

22,220,679

Shares repurchased

(20,808,043
)

(131,762,306
)

(21,256,491
)

(144,829,959
)

Shares issued with merger

—

—

8,604,852

59,331,897

Net increase (decrease)

(10,976,900
)

$
(69,430,642
)

6,110,023

$
42,486,319

56

Legg Mason Partners Diversified Strategic Income Fund 2008 Annual Report

YEAR ENDED JULY 31, 2008

YEAR ENDED JULY 31, 2007

SHARES

AMOUNT

SHARES

AMOUNT

Class B

Shares sold

927,570

$
5,919,848

1,264,673

$
8,664,156

Shares issued on reinvestment

598,555

3,810,426

656,063

4,479,924

Shares repurchased

(6,601,970
)

(42,122,564
)

(10,185,262
)

(69,654,873
)

Shares issued with merger

—

—

5,215,999

36,178,188

Net decrease

(5,075,845
)

$
(32,392,290
)

(3,048,527
)

$
(20,332,605
)

Class C

Shares sold

950,826

$
6,062,483

1,443,634

$
9,852,282

Shares issued on reinvestment

707,703

4,483,813

682,981

4,642,961

Shares repurchased

(5,296,608
)

(33,518,984
)

(3,950,993
)

(26,851,728
)

Shares issued with merger

—

—

4,318,957

29,837,098

Net increase (decrease)

(3,638,079
)

$
(22,972,688
)

2,494,579

$
17,480,613

Class I

Shares sold

888,932

$
5,700,735

918,895

$
6,279,765

Shares issued on reinvestment

206,416

1,308,053

141,034

956,774

Shares repurchased

(1,729,224
)

(11,054,621
)

(483,999
)

(3,285,124
)

Shares issued with merger

—

—

107,864

744,995

Net increase (decrease)

(633,876
)

$
(4,045,833
)

683,794

$
4,696,410

7. Transfer of net assets

Effective at the close of business on March 2, 2007, the Fund acquired the assets and certain liabilities of the Legg Mason Partners Strategic Bond Fund (the “Acquired Fund”), pursuant to a plan of reorganization approved by (the “Acquired Fund”) shareholders. Total shares issued by the Fund and the total net assets of the Acquired Fund and the Fund on the date of the transfer were as follows:

ACQUIRED FUND

SHARES ISSUED BY THE FUND

TOTAL NET ASSETS OF THE ACQUIRED FUND

TOTAL NET ASSETS OF THE FUND

Legg Mason Partners Strategic Bond Fund

18,247,672

$
126,092,178

$
779,748,676

The total net assets of the Acquired Fund before acquisition included net unrealized depreciation of
$1,472,691, overdistributed net investment income of $73,056 and accumulated net realized loss of $2,168,395. Total net assets of the Fund immediately after the transfer were $905,840,854. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

Legg Mason Partners Diversified Strategic Income Fund 2008 Annual Report

57

Notes to financial statements continued

8. Income tax information and
distributions to shareholders

Subsequent to the fiscal year end, the Fund has made the following distributions:

RECORD DATE PAYABLE DATE

CLASS A

CLASS B

CLASS C

CLASS I

Daily 8/29/2008

$
0.035173

$
0.031754

$
0.032479

$
0.036872

The tax character of distributions paid during the fiscal years ended July 31, were as follows:

2008

2007

Distributions Paid From:

Ordinary Income

$
47,434,546

$
49,590,271

As of July 31, 2008, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income — net

$
4,190,035

Capital loss carryforward*

(259,844,726
)

Other book/tax temporary differences(a)

(3,651,633
)

Unrealized appreciation/(depreciation)(b)

(113,092,815
)

Total accumulated earnings/(losses) — net

$
(372,399,139
)

*
During the taxable year ended July 31, 2008, the Fund utilized $3,911,712 of its capital loss carryover available from prior years. As of July 31, 2008, the Fund had the following net capital loss carryforwards remaining:

YEAR OF EXPIRATION

AMOUNT

7/31/2009

$
(100,900,760
)

7/31/2010

(120,890,366
)

7/31/2011

(38,053,600
)

$
(259,844,726
)

Theses amounts will be available to offset any future taxable capital gains.

(a)

Other book/tax temporary differences are attributable primarily to the tax deferral of losses on straddles, the realization for tax purposes of unrealized gains/(losses) on certain futures contracts, the deferral of post-October capital losses for tax purposes, differences between book/tax accrual of interest income on securities in default and book/tax differences in the timing of the deductibility of various expenses.

(b)

The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales, book/tax differences in the treatment of consent fees and the difference between book and tax amortization methods for premiums on fixed income securities.

9. Regulatory matters

On May 31, 2005, the U.S. Securities
and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management, LLC (“ SBFM”), a wholly-owned subsidiary of Legg Mason and the then investment adviser or manager to the Fund, and CGM, a former distributor of the Fund, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Fund (the “Affected Funds”).

58

Legg Mason Partners Diversified Strategic Income Fund 2008 Annual Report

The SEC order found that SBFM and
CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent: that First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected
Fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the
Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent,

Legg Mason Partners Diversified Strategic Income Fund 2008 Annual Report

59

Notes to financial statements continued

SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On
November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the manager does not
believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of
substantially all of its global asset management business, including SBFM, to Legg Mason.

10. Legal matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Fund and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc (“SBAM”), which were then investment adviser or manager to certain of the Funds (the
“Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the

60

Legg Mason Partners Diversified Strategic Income Fund 2008 Annual Report

cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the
“Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second
Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3,
2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

*  *  *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 9. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint and judgment was later entered. An appeal has been filed and is pending before the U.S. Court of Appeals for the Second Circuit.

11. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of CitiSM New York Tax Free
Reserves, a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

Legg Mason Partners Diversified Strategic Income Fund 2008 Annual Report

61

Notes to financial statements continued

The Subject Trust is also named
in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of
Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an
“interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian has filed an appeal in the U.S. Court of Appeals for the Second Circuit. The appeal is pending.

12. Recent accounting pronouncements

On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released
Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has determined that

62

Legg Mason Partners Diversified Strategic Income Fund 2008 Annual Report

there is no material impact to the Fund’s valuation policies as a result of adopting FAS 157. The Fund will implement the disclosure requirements beginning with its October 31, 2008 Form N-Q.

* * *

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the
Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

13. Subsequent events

Subsequent to the reporting period,
turmoil due to the continuing credit crisis caused the financial markets to deteriorate. This led to certain regulatory and corporate events, which impacted certain investments of the Fund.

On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship. As of its fiscal year end, the Fund had a significant percentage of its portfolio invested in mortgage-backed and other securities issued by these entities. The value of the Fund’s holdings in mortgage-backed securities issued by these entities has not been adversely impacted. In addition, the value of preferred stock issued by these entities, which were held by the Fund as of the end of its fiscal year has been adversely impacted.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for Chapter 11 bankruptcy. The value of securities issued by Lehman Brothers, which were held by the Fund as of the end of the fiscal year has been adversely impacted.

* * *

Effective November
3, 2008, the name of the Fund is Legg Mason Partners Strategic Income Fund. The Fund’s current investment objective and strategies remain unchanged.

Legg Mason Partners Diversified Strategic Income Fund 2008 Annual Report

63

Report of independent registered public accounting firm

The Board of Trustees and Shareholders

Legg Mason Partners Income Trust:

We have
audited the accompanying statement of assets and liabilities, including the schedule of investments, of Legg Mason Partners Diversified Strategic Income Fund, a series of Legg Mason Partners Income Trust, as of July 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Legg Mason Partners Diversified Strategic Income Fund as of July 31, 2008, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

September 25, 2008

64

Legg Mason Partners Diversified Strategic Income Fund 2008 Annual Report

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of the Legg Mason Partners Diversified Strategic Income Fund
(the “Fund”) are managed under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below. The Statement of Additional Information includes additional information about the
Trustees and is available, without charge, upon request by calling Legg Mason Partners Shareholder Services at 1-800-451-2010.

NON-INTERESTED TRUSTEES

ELLIOTT J. BERV c/o R. Jay Gerken, CFA, Legg Mason & Co., LLC (“Legg Mason”) 620 Eighth Avenue New York, NY 10018

Birth year

1943

Position(s) held with Fund[1]

Trustee

Term of office[1] and length of time served[2]

Since 1989

Principal occupation(s) during past five years

President and Chief Executive Officer, Catalyst (consulting) (since 1984); Formerly, Chief Executive Officer, Rocket City Enterprises (media) (from
2000 to 2005)

Number of portfolios in fund complex overseen by Trustee

68

Other board memberships held by Trustee

Board Member, American Identity Corp. (doing business as Morpheus Technologies) (biometric information management) (since 2001); Director, Lapoint
Industries (industrial filter company) (since 2002); Director, Alzheimer’s Association (New England Chapter) (since 1998)

A. BENTON COCANOUGHER c/o R. Jay Gerken, CFA, Legg Mason 620 Eighth Avenue New York, NY 10018

Birth year

1938

Position(s) held with Fund[1]

Trustee

Term of office[1] and length of time served[2]

Since 1991

Principal occupation(s) during past five years

Dean Emeritus and Professor, Texas A&M University (since 2004); Formerly, Interim Chancellor, Texas A&M University System (from 2003 to
2004); Formerly, Special Advisor to the President, Texas A&M University (from 2002 to 2003)

Number of portfolios in fund complex overseen by Trustee

68

Other board memberships held by Trustee

None

Legg Mason Partners Diversified Strategic Income Fund

65

Additional information (unaudited) continued

Information about Trustees and Officers

JANE F. DASHER c/o R. Jay Gerken, CFA, Legg Mason 620 Eighth Avenue New York, NY 10018

Birth year

1949

Position(s) held with Fund[1]

Trustee

Term of office[1] and length of time served[2]

Since 1999

Principal occupation(s) during past five years

Chief Financial Officer, Korsant Partners, LLC (a family investment company)

Number of portfolios in fund complex overseen by Trustee

68

Other board memberships held by Trustee

None

MARK T. FINN c/o R. Jay Gerken, CFA, Legg Mason 620 Eighth Avenue New York, NY 10018

Birth year

1943

Position(s) held with Fund[1]

Trustee

Term of office[1] and length of time served[2]

Since 1989

Principal occupation(s) during past five years

Adjunct Professor, College of William & Mary (since 2002); Principal/ Member Balvan Partners (investment management) (since 2002); Chairman,
Chief Executive Officer and Owner, Vantage Consulting Group, Inc. (investment management) (since 1988)

Number of portfolios in fund complex overseen by Trustee

68

Other board memberships held by Trustee

None

RAINER GREEVEN c/o R. Jay Gerken, CFA, Legg Mason 620 Eighth Avenue New York, NY 10018

Birth year

1936

Position(s) held with Fund[1]

Trustee

Term of office[1] and length of time served[2]

Since 1994

Principal occupation(s) during past five years

Attorney, Rainer Greeven PC; President and Director, 62nd Street East Corporation (real estate) (since 2002)

Number of portfolios in fund complex overseen by Trustee

68

Other board memberships held by Trustee

None

66

Legg Mason Partners Diversified Strategic Income Fund

STEPHEN R. GROSS c/o R. Jay Gerken, CFA, Legg Mason 620 Eighth Avenue New York, NY 10018

Birth year

1947

Position(s) held with Fund[1]

Trustee

Term of office[1] and length of time served[2]

Since 1986

Principal occupation(s) during past five years

Chairman, HLB Gross Collins, PC (accounting and consulting firm)
(since 1979); Treasurer, Coventry Limited, Inc. (Senior Living Facilities)
(since 1985); Formerly, Managing Director, Fountainhead Ventures, LLC (technology accelerator) (from 1998 to 2003)

Number of portfolios in fund complex overseen by Trustee

68

Other board memberships held by Trustee

Director, Andersen Calhoun (assisted living) (since 1987); Formerly, Director, ebank Financial Services, Inc. (from 1997 to 2004)

RICHARD E. HANSON, JR. c/o R. Jay Gerken, CFA, Legg Mason 620 Eighth Avenue New York, NY 10018

Birth year

1941

Position(s) held with Fund[1]

Trustee

Term of office[1] and length of time served[2]

Since 1985

Principal occupation(s) during past five years

Retired

Number of portfolios in fund complex overseen by Trustee

68

Other board memberships held by Trustee

None

DIANA R. HARRINGTON c/o R. Jay Gerken, CFA, Legg Mason 620 Eighth Avenue New York, NY 10018

Birth year

1940

Position(s) held with Fund[1]

Trustee

Term of office[1] and length of time served[2]

Since 1992

Principal occupation(s) during past five years

Professor, Babson College (since 1992)

Number of portfolios in fund complex overseen by Trustee

68

Other board memberships held by Trustee

None

Legg Mason Partners Diversified Strategic Income Fund

67

Additional information (unaudited) continued

Information about Trustees and Officers

SUSAN M. HEILBRON c/o R. Jay Gerken, CFA, Legg Mason 620 Eighth Avenue New York, NY 10018

Birth year

1945

Position(s) held with Fund[1]

Trustee

Term of office[1] and length of time served[2]

Since 1994

Principal occupation(s) during past five years

Independent Consultant (since 2001)

Number of portfolios in fund complex over- seen by Trustee

68

Other board member- ships held by Trustee

None

SUSAN B. KERLEY c/o R. Jay Gerken, CFA, Legg Mason 620 Eighth Avenue New York, NY 10018

Birth year

1951

Position(s) held with Fund[1]

Trustee

Term of office[1] and length of time served[2]

Since 1992

Principal occupation(s) during past five years

Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)

Number of portfolios in fund complex over- seen by Trustee

68

Other board member- ships held by Trustee

Chairman (since 2005) and Trustee (since 2000), Eclipse Funds (3 funds);

Chairman (since 2005) and Director (since 1990), Eclipse Funds Inc. (23 funds); Chairman and Director, ICAP Funds, Inc. (4 funds) (since 2006); Chairman and
Trustee, The MainStay Funds (21 funds) (since 2007); and Chairman and Director, MainStay VP Series Fund, Inc. (24 funds) (since 2007)

ALAN G. MERTEN c/o R. Jay Gerken, CFA, Legg Mason 620 Eighth Avenue New York, NY 10018

Birth year

1941

Position(s) held with Fund[1]

Trustee

Term of office[1] and length of time served[2]

Since 1990

Principal occupation(s) during past five years

President, George Mason University (since 1996)

Number of portfolios in fund complex over- seen by Trustee

68

Other board member- ships held by Trustee

Director of Cardinal Financial Corporation (since 2006); Trustee, First Potomac Realty Trust (since 2005); Formerly, Director, Xybernaut Corporation
(information technology) (from 2004 to 2006); Formerly Director, Digital Net Holdings, Inc. (from 2003 to 2004); Formerly, Director, Comshare, Inc. (information technology) (from 1985 to 2003)

68

Legg Mason Partners Diversified Strategic Income Fund

R. RICHARDSON PETTIT c/o R. Jay Gerken, CFA, Legg Mason 620 Eighth Avenue New York, NY 10018

Birth year

1942

Position(s) held with Fund[1]

Trustee

Term of office[1] and length of time served[2]

Since 1990

Principal occupation(s) during past five years

Formerly, Duncan Professor of Finance, University of Houston (from 1977 to 2006)

Number of portfolios in fund complex over- seen by Trustee

68

Other board member- ships held by Trustee

None

INTERESTED TRUSTEE

R. JAY GERKEN, CFA[3] Legg Mason 620 Eighth Avenue New York, NY 10018

Birth year

1951

Position(s) held with Fund[1]

Trustee, President, Chairman and Chief Executive Officer

Term of office[1] and length of time served[2]

Since 2002

Principal occupation(s) during past five years

Managing Director of Legg Mason; Chairman of the Board and Trustee/ Director of 153 funds associated with Legg Mason Partners Fund Advisor, LLC
(“LMPFA”) and its affiliates; President LMPFA (since 2006); Chairman, President and Chief Executive Officer of certain mutual funds associated with Legg Mason and its affiliates; Formerly, Chairman, Smith Barney Fund Management LLC
(“SBFM”) and Citi Fund Management Inc. (“CFM”) (2002 to 2005); Formerly Chairman, President and Chief Executive Officer of Travelers Investment Adviser, Inc. (“TIA”) (2002 to 2005)

Number of portfolios in fund complex over- seen by Trustee

138

Other board member- ships held by Trustee

Trustee, Consulting Group Capital Market Funds (from 2002 to 2006)

OFFICERS

FRANCES M. GUGGINO Legg Mason 55 Water Street New York, NY
10041

Birth year

1957

Position(s) held with Fund[1]

Chief Financial Officer and Treasurer

Term of office[1] and length of time served[2]

Since 2004

Principal occupation(s) during past five years

Director of Legg Mason; Chief Financial Officer and Treasurer of certain mutual funds associated with Legg Mason; Formerly, Controller of certain mutual funds associated with Citigroup Asset Management (“CAM”)
(from 1999 to 2004)

Legg Mason Partners Diversified Strategic Income Fund

69

Additional information (unaudited) continued

Information about Trustees and Officers

TED P. BECKER Legg Mason 620 Eighth Avenue New York, NY 10018

Birth year

1951

Position(s) held with Fund[1]

Chief Compliance Officer

Term of office[1] and length of time served[2]

Since 2006

Principal occupation(s) during past five years

Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance at Legg
Mason (since 2005); Chief Compliance Officer with certain mutual funds associated with Legg Mason, LMPFA and certain affiliates (since 2006); Formerly, Managing Director of Compliance at CAM or its predecessor (from 2002 to 2005)

JOHN CHIOTA Legg Mason 300 First Stamford Place Stamford, CT 06902

Birth year

1968

Position(s) held with Fund[1]

Chief Anti-Money Laundering Compliance Officer

Term of office[1] and length of time served[2]

Since 2006

Principal occupation(s) during past five years

Vice President of Legg Mason or its predecessor (since 2004); Chief Anti-Money Laundering Compliance Officer with certain mutual funds associated with Legg Mason or its affiliates (since 2006); Prior to August 2004, Chief AML Compliance Officer with TD Waterhouse

ROBERT I. FRENKEL Legg Mason 300 First Stamford Place Stamford, CT 06902

Birth year

1954

Position(s) held with Fund[1]

Secretary and Chief Legal Officer

Term of office[1] and length of time served[2]

Since 2003

Principal occupation(s) during past five years

Managing Director and General Counsel of Global Mutual Funds for Legg Mason and its predecessors (since 1994); Secretary and Chief Legal Officer of mutual funds associated with Legg Mason (since 2003); Formerly, Secretary of CFM (from 2001 to 2004)

THOMAS C. MANDIA Legg Mason 300 First Stamford Place Stamford, CT 06902

Birth year

1962

Position(s) held with Fund[1]

Assistant Secretary

Term of office[1] and length of time served[2]

Since 2000

Principal occupation(s) during past 5 years

Managing Director and Deputy Counsel of Legg Mason (since 2005); Managing Director and Deputy General Counsel for CAM (from 1992 to
2005)

70

Legg Mason Partners Diversified Strategic Income Fund

DAVID CASTANO Legg Mason 55 Water Street New York, NY 10041

Birth year

1971

Position(s) held with Fund[1]

Controller

Term of office[1] and length of time served[2]

Since 2007

Principal occupation(s) during past 5 years

Vice President of Legg Mason (since 2008); Controller of certain mutual funds associated with Legg Mason (since 2007); Formerly, Assistant Treasurer of Lord Abbett mutual funds (from 2004 to 2006); Supervisor at UBS Global Asset Management (from 2003 to 2004); Accounting Manager at CAM (prior to 2003)

MATTHEW PLASTINA Legg Mason 55 Water Street New York, NY 10041

Birth year

1970

Position(s) held with Fund[1]

Controller

Term of office[1] and length of time served[2]

Since 2007

Principal occupation(s) during past 5 years

Vice President of Legg Mason (since 2008); Assistant Vice President of Legg Mason or its predecessor (since 1999); Controller of certain mutual funds associated with Legg Mason (since 2007); Formerly, Assistant Controller of certain mutual funds associated with Legg Mason and its predecessors (from 2002 to 2007)

[1]
  Each Trustee and Officer serves until his or her successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]
  Indicates the earliest year in which the Trustee or Officer became a Board Member or Officer, as applicable, for a fund in the Legg Mason Partners fund complex.

[3]
  Mr. Gerken is an “interested person” of the Fund as defined in the 1940 Act, because
Mr. Gerken is an officer of LMPFA and certain of its affiliates.

Legg Mason Partners Diversified Strategic Income Fund

71

Important tax information (unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended July 31, 2008:

Record date:

Daily

Daily

Payable date:

August 2007 through December 2007

January 2008 through July 2008

Interest from federal obligations

3.38
%

2.42
%

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult with your tax adviser to determine if any portion of the dividends you received is exempt from state income taxes.

Please retain this information for your records.

72

Legg Mason Partners Diversified Strategic Income Fund

Legg Mason Partners Diversified
Strategic Income Fund

Trustees

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

R. Jay Gerken, CFA,
Chairman

Rainer Greeven

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management
Company

Western Asset Management Company Limited

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust
Company

Transfer agent

PNC Global Investment Servicing

(formerly, PFPC
Inc.)

4400 Computer Drive

Westborough,
Massachusetts 01581

Independent registered
public accounting firm

KPMG LLP

345 Park Avenue

New York, New York 10154

Legg Mason Partners Diversified Strategic Income Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland business trust.

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND

Legg Mason
Partners Funds

55 Water Street

New York, New York
10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and
information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at
www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the
shareholders of Legg Mason Partners Diversified Strategic Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2008 Legg Mason Investor Services, LLC

Member FINRA, SIPC

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•

Each was purposefully chosen for their commitment to investment excellence.

•

Each is focused on specific investment styles and asset classes.

•

Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*
In the Pension & Investments May 27, 2008 ranking, Legg Mason is the 9th largest asset manager in the world based on worldwide asset under management as of
December 31, 2007.

www.leggmason.com/individualinvestors

©2008 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD01184 9/08 SR08-651

NOT PART OF THE ANNUAL REPORT

ITEM 2.
CODE OF ETHICS.

The registrant has adopted a code of
ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.
AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees
of the registrant has determined that Stephen R. Gross the Chairman of the Board’s Audit Committee and Jane F. Dasher, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and have designated Mr. Gross and Ms. Dasher as the Audit Committee’s financial experts. Mr. Gross and Ms. Dasher are “independent” Trustees pursuant to paragraph
(a) (2) of Item 3 to Form N-CSR.

ITEM 4.
PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees.
The aggregate fees billed in the last two fiscal years ending July 31, 2007 and July 31, 2008 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”)
for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $169,800 in 2007 and
$190,600 in 2008.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the
Auditor that are reasonably related to the performance of the Registrant’s financial statements were $28,171 in 2007 and $4,500 in 2008. These services consisted of procedures performed in connection with the review of Form N-1A and issuance of the Consent Letter dated November 26, 2007. In 2007, services consisted of procedures performed in connection with Re-domiciliation of the various reviews of Prospectus supplements and consent issuances related to the N-1A filings for the Legg
Mason Partners Income Trust.

In addition, there were no Audit-Related Fees billed in the Reporting Period for assurance and related services by the Auditor to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Legg Mason Partners Income Trust (“service affiliates”), that were reasonably related to the performance of the annual audit of the service affiliates. Accordingly, there were no such fees that required pre-approval by the Audit Committee for the Reporting Periods (prior to July 6, 2003 services provided by the Auditor were not required to be pre-approved).

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by PwC and KPMG for tax compliance, tax advice and tax planning (“Tax Services”) were $31,600 in 2007 and $26,250 in 2008. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or

administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements, other than the services reported in paragraphs (a) through (c) of this Item for the Legg Mason Partners Income
Trust were $8,800 in 2007 and $7,200 in 2007. These services consisted of procedures performed in connection with the mergers of the Legg Mason Partners Funds for September 21, 2007.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisor, LLC (“LMPFA”) and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason Partners Income Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee duly implements policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes duly impairs the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services duly not include:
(i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services;
(viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Legg Mason Partners Income Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were
100% and 0% for 2007 and 2008; Tax Fees were 100% and 0% for 2007 and 2008; and Other Fees were 100% and 0% for 2007 and 2008.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Income Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason Partners Income Trust during the reporting period were $0 in 2008.

(h) Yes. Legg Mason Partners Income Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Income Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.
AUDIT COMMITTEE OF LISTED REGISTRANTS.

a) The
independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

Rainer N. K. Greeven

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

b) Not applicable.

ITEM 6.
SCHEDULE OF INVESTMENTS.

Included herein under
Item 1.

ITEM 7.
DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.
PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.
PURCHASES OF INCOME SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.
SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not
applicable.

ITEM 11.
CONTROLS AND PROCEDURES.

(a) The registrant’s
principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”))
are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and
15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.
EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:

/s/ R. Jay Gerken

  (R. Jay Gerken)   Chief Executive Officer of
Legg Mason Partners Income Trust

Date: October 8, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ R. Jay Gerken

  (R. Jay Gerken)   Chief Executive Officer of
Legg Mason Partners Income Trust

Date: October 8, 2008

By:

/s/ Frances M. Guggino

  (Frances M. Guggino)   Chief Financial Officer
of Legg Mason Partners Income Trust

Date: October 8, 2008